UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22959

1290 FUNDS

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: May 1, 2015 – July 31, 2015

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of July 31, 2015. The schedules have not been audited.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS

July 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (72.7%)
Consumer Discretionary (11.6%)
Automobiles (1.8%)
Fiat Chrysler Automobiles N.V.
7.875%, 12/15/16	$200,000	$271,240
Tesla Motors, Inc.
1.500%, 6/1/18	40,000	86,550

		357,790

Household Durables (3.6%)
Jarden Corp.
1.875%, 9/15/18	180,000	321,300
Lennar Corp.
3.250%, 11/15/21§	45,000	101,756
Ryland Group, Inc.
1.625%, 5/15/18	200,000	298,125

		721,181

Internet & Catalog Retail (2.7%)
HomeAway, Inc.
0.125%, 4/1/19	120,000	114,000
Priceline Group, Inc.
1.000%, 3/15/18	300,000	419,437

		533,437

Media (2.7%)
Liberty Interactive LLC
0.750%, 3/30/43	175,000	289,844
Liberty Media Corp.
1.375%, 10/15/23	200,000	193,000
Live Nation Entertainment, Inc.
2.500%, 5/15/19	56,000	59,745

		542,589

Specialty Retail (0.8%)
Restoration Hardware Holdings, Inc.
(Zero Coupon), 6/15/19§	160,000	166,500

Total Consumer Discretionary		2,321,497

Energy (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
Cheniere Energy, Inc.
4.250%, 3/15/45	120,000	90,075
PDC Energy, Inc.
3.250%, 5/15/16§	90,000	109,631

Total Energy		199,706

Financials (5.1%)
Capital Markets (0.1%)
Walter Investment Management Corp.
4.500%, 11/1/19	30,000	24,112

Diversified Financial Services (0.9%)
Horizon Pharma Investment Ltd.
2.500%, 3/15/22§	125,000	179,766

Insurance (1.1%)
Fidelity National Financial, Inc.
4.250%, 8/15/18	100,000	213,812

Real Estate Investment Trusts (REITs) (3.0%)
Colony Capital, Inc.
5.000%, 4/15/23	65,000	67,722
iStar Financial, Inc.
3.000%, 11/15/16	150,000	177,469
Starwood Property Trust, Inc.
3.750%, 10/15/17	200,000	201,375
4.000%, 1/15/19	50,000	53,250
Starwood Waypoint Residential Trust
4.500%, 10/15/17(b)§	100,000	100,000

		599,816

Total Financials		1,017,506

Health Care (21.6%)
Biotechnology (8.9%)
Acorda Therapeutics, Inc.
1.750%, 6/15/21	65,000	66,991
ARIAD Pharmaceuticals, Inc.
3.625%, 6/15/19(b)§	82,000	93,224
BioMarin Pharmaceutical, Inc.
0.750%, 10/15/18	85,000	139,559
1.500%, 10/15/20	120,000	201,825
Cepheid, Inc.
1.250%, 2/1/21	163,000	180,523
Clovis Oncology, Inc.
2.500%, 9/15/21(b)§	97,000	151,441
Emergent BioSolutions, Inc.
2.875%, 1/15/21	77,000	94,806
Gilead Sciences, Inc.
1.625%, 5/1/16	50,000	259,781
Immunomedics, Inc.
4.750%, 2/15/20§	35,000	26,491
Incyte Corp.
0.375%, 11/15/18	35,000	71,750
1.250%, 11/15/20	75,000	156,328
Ironwood Pharmaceuticals, Inc.
2.250%, 6/15/22(b)§	114,000	103,099
Isis Pharmaceuticals, Inc.
1.000%, 11/15/21§	100,000	106,125
Merrimack Pharmaceuticals, Inc.
4.500%, 7/15/20	75,000	134,625

		1,786,568

Health Care Equipment & Supplies (1.8%)
HeartWare International, Inc.
1.750%, 12/15/21(b)§	70,000	77,394
Hologic, Inc.
2.000%, 12/15/37(e)	55,000	100,134
Insulet Corp.
2.000%, 6/15/19	60,000	60,225
NuVasive, Inc.
2.750%, 7/1/17	48,000	67,230
Wright Medical Group, Inc.
2.000%, 2/15/20§	58,000	61,299

		366,282

Health Care Providers & Services (5.4%)
Anthem, Inc.
2.750%, 10/15/42	175,000	360,609
Brookdale Senior Living, Inc.
2.750%, 6/15/18	55,000	69,300
HealthSouth Corp.
2.000%, 12/1/43	148,000	186,850
Molina Healthcare, Inc.
1.125%, 1/15/20	120,000	225,975
Omnicare, Inc.
3.500%, 2/15/44	87,000	127,455
Trinity Biotech Investment Ltd.
4.000%, 4/1/45§	100,000	105,750

		1,075,939

Life Sciences Tools & Services (1.2%)
Illumina, Inc.
0.250%, 3/15/16(b)	70,000	183,094
Sequenom, Inc.
5.000%, 1/1/18	60,000	56,062

		239,156

Pharmaceuticals (4.3%)
Jazz Investments I Ltd.
1.875%, 8/15/21§	120,000	145,800

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Mylan, Inc.
3.750%, 9/15/15	$25,000	$109,141
Pacira Pharmaceuticals, Inc.
3.250%, 2/1/19	70,000	188,038
Teva Pharmaceutical Finance Co. LLC
0.250%, 2/1/26	175,000	285,687
Theravance, Inc.
2.125%, 1/15/23	150,000	129,000

		857,666

Total Health Care		4,325,611

Industrials (4.7%)
Air Freight & Logistics (1.3%)
Atlas Air Worldwide Holdings, Inc.
2.250%, 6/1/22	33,000	30,979
Echo Global Logistics, Inc.
2.500%, 5/1/20	60,000	63,600
XPO Logistics, Inc.
4.500%, 10/1/17	60,000	160,387

		254,966

Airlines (1.3%)
AirTran Holdings, Inc.
5.250%, 11/1/16	100,000	258,500

Machinery (1.1%)
Greenbrier Cos., Inc.
3.500%, 4/1/18	90,000	113,175
Trinity Industries, Inc.
3.875%, 6/1/36	80,000	107,350

		220,525

Professional Services (0.7%)
Huron Consulting Group, Inc.
1.250%, 10/1/19§	130,000	144,219

Transportation Infrastructure (0.3%)
Macquarie Infrastructure Corp.
2.875%, 7/15/19	60,000	71,438

Total Industrials		949,648

Information Technology (28.7%)
Communications Equipment (3.1%)
CalAmp Corp.
1.625%, 5/15/20(b)§	60,000	55,237
Ciena Corp.
3.750%, 10/15/18§	150,000	214,125
4.000%, 12/15/20(b)	140,000	204,837
JDS Uniphase Corp.
0.625%, 8/15/33(b)	50,000	48,344
Palo Alto Networks, Inc.
(Zero Coupon), 7/1/19	60,000	104,363

		626,906

Electronic Equipment, Instruments & Components (0.6%)
TTM Technologies, Inc.
1.750%, 12/15/20	65,000	70,728
Vishay Intertechnology, Inc.
2.250%, 11/15/40	50,000	46,500

		117,228

Internet Software & Services (4.1%)
Cornerstone OnDemand, Inc.
1.500%, 7/1/18	150,000	151,688
LinkedIn Corp.
0.500%, 11/1/19§	150,000	151,125
Twitter, Inc.
0.250%, 9/15/19§	125,000	110,000
VeriSign, Inc.
4.136%, 8/15/37	100,000	208,562
Yahoo!, Inc.
(Zero Coupon), 12/1/18	190,000	192,969

		814,344

IT Services (0.3%)
Cardtronics, Inc.
1.000%, 12/1/20	65,000	65,244

Semiconductors & Semiconductor Equipment (11.6%)
Microchip Technology, Inc.
1.625%, 2/15/25§	97,000	91,180
2.125%, 12/15/37	95,000	163,875
Micron Technology, Inc.
2.375%, 5/1/32	90,000	178,369
3.000%, 11/15/43	400,000	372,500
Novellus Systems, Inc.
2.625%, 5/15/41	180,000	406,687
NXP Semiconductors N.V.
1.000%, 12/1/19(b)§	155,000	181,931
ON Semiconductor Corp.
1.000%, 12/1/20(b)§	120,000	115,875
2.625%, 12/15/26	215,000	252,894
SunEdison, Inc.
0.250%, 1/15/20§	250,000	258,125
2.750%, 1/1/21	60,000	102,713
Xilinx, Inc.
2.625%, 6/15/17	135,000	198,281

		2,322,430

Software (6.9%)
Citrix Systems, Inc.
0.500%, 4/15/19	150,000	161,344
Electronic Arts, Inc.
0.750%, 7/15/16	40,000	90,075
FireEye, Inc.
1.000%, 6/1/35(b)§	64,000	65,600
1.625%, 6/1/35(b)§	35,000	35,722
Proofpoint, Inc.
0.750%, 6/15/20(b)§	30,000	32,644
PROS Holdings, Inc.
2.000%, 12/1/19§	80,000	78,200
Rovi Corp.
0.500%, 3/1/20§	60,000	49,837
Salesforce.com, Inc.
0.250%, 4/1/18	340,000	427,975
ServiceNow, Inc.
(Zero Coupon), 11/1/18	70,000	86,406
Synchronoss Technologies, Inc.
0.750%, 8/15/19	25,000	28,891
Take-Two Interactive Software, Inc.
1.750%, 12/1/16	160,000	267,000
Verint Systems, Inc.
1.500%, 6/1/21	60,000	66,562

		1,390,256

Technology Hardware, Storage & Peripherals (2.1%)
Electronics For Imaging, Inc.
0.750%, 9/1/19§	65,000	68,169
SanDisk Corp.
1.500%, 8/15/17	200,000	264,750
0.500%, 10/15/20	85,000	84,894

		417,813

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Total Information Technology		$5,754,221

Total Convertible Bonds		14,568,189

Total Long-Term Debt Securities (72.7%) (Cost $14,493,463)		14,568,189

	Number of Shares
CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (1.6%)
Food Products (1.6%)
Tyson Foods, Inc.
4.750%	6,000	323,700

Total Consumer Staples		323,700

Energy (1.5%)
Oil, Gas & Consumable Fuels (1.5%)
Southwestern Energy Co.
6.250%	7,064	303,752

Total Energy		303,752

Financials (10.2%)
Banks (7.4%)
Bank of America Corp.
7.250%	225	250,267
Huntington Bancshares, Inc./Ohio
8.500%	340	460,700
KeyCorp
7.750%	1,350	176,175
Wells Fargo & Co.
7.500%	500	596,055

		1,483,197

Real Estate Investment Trusts (REITs) (2.8%)
Crown Castle International Corp.
4.500%	2,500	258,525
Health Care REIT, Inc.
6.500%	1,779	110,832
Weyerhaeuser Co.
6.375%	3,750	192,675

		562,032

Total Financials		2,045,229

Health Care (4.3%)
Health Care Equipment & Supplies (0.8%)
Alere, Inc.
3.000%	500	165,860

Health Care Providers & Services (0.2%)
Anthem, Inc.
5.250%	880	45,109

Pharmaceuticals (3.3%)
Allergan plc
5.500%	583	648,372

Total Health Care		859,341

Industrials (1.6%)
Machinery (1.0%)
Stanley Black & Decker, Inc.
6.250%	1,700	202,946

Road & Rail (0.6%)
Genesee & Wyoming, Inc.
5.000%	1,250	122,825

Total Industrials		325,771

Materials (0.8%)
Metals & Mining (0.8%)
Alcoa, Inc.
5.375%	4,400	158,752

Total Materials		158,752

Telecommunication Services (2.4%)
Diversified Telecommunication Services (1.2%)
Frontier Communications Corp.
11.125%	2,305	225,314
Iridium Communications, Inc.
6.750%	96	27,840

		253,154

Wireless Telecommunication Services (1.2%)
T-Mobile U.S., Inc.
5.500%	3,302	235,102

Total Telecommunication Services		488,256

Utilities (0.7%)
Electric Utilities (0.4%)
NextEra Energy, Inc.
5.799%	1,400	80,738

Independent Power and Renewable Electricity Producers (0.3%)
Dynegy, Inc.
5.375%	600	56,406

Total Utilities		137,144

Total Convertible Preferred Stocks (23.1%) (Cost $4,655,482)		4,641,945

Total Investments (95.8%) (Cost $19,148,945)		19,210,134
Other Assets Less Liabilities (4.2%)		839,816

Net Assets (100%)		$20,049,950

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2015, the market value of these securities amounted to $3,180,265 or 15.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2015. Maturity date disclosed is the ultimate maturity date.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Consumer Discretionary	271,240	2,050,257	—	2,321,497
Energy	—	199,706	—	199,706
Financials	—	1,017,506	—	1,017,506
Health Care	—	4,325,611	—	4,325,611
Industrials	—	949,648	—	949,648
Information Technology	—	5,754,221	—	5,754,221
Convertible Preferred Stocks
Consumer Staples	323,700	—	—	323,700
Energy	303,752	—	—	303,752
Financials	1,869,054	176,175	—	2,045,229
Health Care	859,341	—	—	859,341
Industrials	325,771	—	—	325,771
Materials	158,752	—	—	158,752
Telecommunication Services	488,256	—	—	488,256
Utilities	137,144	—	—	137,144

Total Assets	$4,737,010	$14,473,124	$—	$19,210,134

Total Liabilities	$—	$—	$—	$—

Total	$4,737,010	$14,473,124	$—	$19,210,134

There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2015.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$430,591
Aggregate gross unrealized depreciation	(369,402)

Net unrealized appreciation	$61,189

Federal income tax cost of investments	$19,148,945

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (25.5%)
Auto Components (6.8%)
Brembo S.p.A.	1,600	$72,203
Dana Holding Corp.	2,000	37,120
Federal-Mogul Holdings Corp.*	10,000	112,000
Superior Industries International, Inc.	1,000	16,920
Visteon Corp.*	300	29,859

		268,102

Diversified Consumer Services (4.7%)
Graham Holdings Co., Class B	100	68,956
H&R Block, Inc.	3,500	116,515

		185,471

Hotels, Restaurants & Leisure (1.2%)
Biglari Holdings, Inc.*	1	435
Cheesecake Factory, Inc.	800	46,192
International Game Technology plc*	1	16

		46,643

Household Durables (1.7%)
Hunter Douglas N.V.	1,600	68,531

Media (6.2%)
Cable One, Inc.*	100	41,522
Cablevision Systems Corp. - New York Group, Class A	1,700	47,974
Clear Channel Outdoor Holdings, Inc., Class A	1,000	9,660
EW Scripps Co., Class A	2,000	43,940
Interpublic Group of Cos., Inc.	1,500	31,950
Madison Square Garden Co., Class A*	300	25,020
Meredith Corp.	200	9,584
Salem Media Group, Inc.	5,008	32,201

		241,851

Multiline Retail (0.4%)
J.C. Penney Co., Inc.*	2,000	16,480

Specialty Retail (4.5%)
Aaron’s, Inc.	1,000	36,980
CST Brands, Inc.	2,000	75,760
Pep Boys-Manny, Moe & Jack*	5,500	65,175

		177,915

Total Consumer Discretionary		1,004,993

Consumer Staples (6.7%)
Beverages (1.8%)
Cott Corp.	3,000	33,720
Davide Campari-Milano S.p.A.	2,000	16,001
Remy Cointreau S.A.	300	21,347

		71,068

Food & Staples Retailing (0.7%)
Ingles Markets, Inc., Class A	600	27,768

Food Products (2.8%)
Maple Leaf Foods, Inc.	2,600	45,108
Snyder’s-Lance, Inc.	2,000	65,040

		110,148

Household Products (0.2%)
Energizer Holdings, Inc.*	200	7,702

Personal Products (1.2%)
Avon Products, Inc.	5,000	28,350
Edgewell Personal Care Co.	200	19,142

		47,492

Total Consumer Staples		264,178

Energy (0.9%)
Energy Equipment & Services (0.9%)
Cameron International Corp.*	700	35,322

Total Energy		35,322

Financials (7.2%)
Banks (2.2%)
FCB Financial Holdings, Inc., Class A*	1,000	34,730
Flushing Financial Corp.	2,400	49,824

		84,554

Capital Markets (0.9%)
Cohen & Steers, Inc.	400	12,364
Janus Capital Group, Inc.	1,500	24,570

		36,934

Insurance (2.2%)
HCC Insurance Holdings, Inc.	600	46,296
National Interstate Corp.	1,000	25,260
W. R. Berkley Corp.	300	16,716

		88,272

Real Estate Investment Trusts (REITs) (1.9%)
Ryman Hospitality Properties, Inc. (REIT)	1,300	74,334

Total Financials		284,094

Health Care (10.7%)
Biotechnology (4.6%)
KYTHERA Biopharmaceuticals, Inc.*	2,400	178,848

Health Care Providers & Services (1.8%)
BioScrip, Inc.*	1,500	3,765
Omnicare, Inc.	500	48,425
Patterson Cos., Inc.	400	20,064

		72,254

Pharmaceuticals (4.3%)
Hospira, Inc.*	1,900	169,955

Total Health Care		421,057

Industrials (25.1%)
Aerospace & Defense (1.2%)
B/E Aerospace, Inc.	700	34,097
Textron, Inc.	300	13,110

		47,207

Building Products (0.9%)
A.O. Smith Corp.	500	35,910

Commercial Services & Supplies (0.4%)
Brink’s Co.	500	15,615

Construction & Engineering (0.4%)
Layne Christensen Co.*	2,000	16,600

Electrical Equipment (3.1%)
Polypore International, Inc.*	2,000	120,240

Machinery (14.5%)
Eastern Co.	1,700	29,546
EnPro Industries, Inc.	400	20,272
Federal Signal Corp.	2,000	29,920
Graco, Inc.	1,200	85,788
ITT Corp.	500	19,000
Mueller Industries, Inc.	3,300	106,821
Mueller Water Products, Inc., Class A	3,000	26,790

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Navistar International Corp.*	3,500	$61,390
Pall Corp.	1,000	126,450
Twin Disc, Inc.	1,800	28,980
Xylem, Inc.	1,000	34,530

		569,487

Road & Rail (1.7%)
Hertz Global Holdings, Inc.*	4,000	67,960

Trading Companies & Distributors (2.9%)
GATX Corp.	800	42,432
Kaman Corp.	1,800	71,046

		113,478

Total Industrials		986,497

Information Technology (8.4%)
Communications Equipment (0.6%)
EchoStar Corp., Class A*	500	23,210

Internet Software & Services (6.0%)
Dealertrack Technologies, Inc.*	2,500	155,175
Gogo, Inc.*	2,800	51,044
Internap Corp.*	3,000	27,630

		233,849

Semiconductors & Semiconductor Equipment (0.8%)
Altera Corp.	600	29,796
Sevcon, Inc.*	100	976

		30,772

Technology Hardware, Storage & Peripherals (1.0%)
Diebold, Inc.	1,200	40,860

Total Information Technology		328,691

Materials (7.6%)
Chemicals (5.9%)
Chemtura Corp.*	2,200	60,346
Chr Hansen Holding A/S	1,400	77,265
Hawkins, Inc.	1,200	43,776
International Flavors & Fragrances, Inc.	300	34,677
Tredegar Corp.	1,000	16,860

		232,924

Containers & Packaging (1.2%)
Myers Industries, Inc.	3,000	45,390

Metals & Mining (0.5%)
Ampco-Pittsburgh Corp.	1,400	18,634

Total Materials		296,948

Telecommunication Services (3.0%)
Diversified Telecommunication Services (0.6%)
Cable & Wireless Communications plc	25,000	25,006

Wireless Telecommunication Services (2.4%)
Millicom International Cellular S.A.	500	36,740
Millicom International Cellular S.A. (SDR)	500	36,572
U.S. Cellular Corp.*	500	18,610

		91,922

Total Telecommunication Services		116,928

Utilities (2.3%)
Electric Utilities (0.9%)
El Paso Electric Co.	200	7,286
Hawaiian Electric Industries, Inc.	1,000	29,950

		37,236

Gas Utilities (1.4%)
National Fuel Gas Co.	1,000	54,070

Total Utilities		91,306

Total Common Stocks (97.4%) (Cost $3,779,739)		3,830,014

CONVERTIBLE PREFERRED STOCK:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc.
0.000%*†	4	230

Total Convertible Preferred Stock (0.0%) (Cost $400)		230

	Number of Warrants
WARRANTS:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc., expiring 6/30/25*†	22	12

Total Health Care		12

Total Warrants (0.0%) (Cost $—)		12

Total Investments (97.4%) (Cost $3,780,139)		3,830,256
Other Assets Less Liabilities (2.6%)		103,579

Net Assets (100%)		$3,933,835

*	Non-income producing.

†	Securities (totaling $242 or 0.0% of net assets) held at fair value by management.

Glossary:

SDR — Swedish Depositary Receipt

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$864,259	$140,734	$—	$1,004,993
Consumer Staples	226,830	37,348	—	264,178
Energy	35,322	—	—	35,322
Financials	284,094	—	—	284,094
Health Care	421,057	—	—	421,057
Industrials	956,951	29,546	—	986,497
Information Technology	327,715	976	—	328,691
Materials	219,683	77,265	—	296,948
Telecommunication Services	55,350	61,578	—	116,928
Utilities	91,306	—	—	91,306
Convertible Preferred Stocks
Health Care	—	—	230	230
Warrants
Health Care	—	—	12	12

Total Assets	$3,482,567	$347,447	$242	$3,830,256

Total Liabilities	$—	$—	$—	$—

Total	$3,482,567	$347,447	$242	$3,830,256

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2015.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$242,812
Aggregate gross unrealized depreciation	(192,695)

Net unrealized appreciation	$50,117

Federal income tax cost of investments	$3,780,139

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GLOBAL EQUITY MANAGERS FUND

PORTFOLIO OF INVESTMENTS

July 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (1.1%)
Ambev S.A. (ADR)	5,120	$29,082
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	20,800	63,178
Embraer S.A. (ADR)	5,582	155,459
Itau Unibanco Holding S.A. (Preference) (ADR)(q)	11,858	102,927

		350,646

Canada (0.3%)
Suncor Energy, Inc.	3,500	98,589

Cayman Islands (0.0%)
Theravance Biopharma, Inc.*	840	10,534

China (1.6%)
China Life Insurance Co., Ltd., Class H	21,000	77,338
CRRC Corp., Ltd., Class H*	69,000	87,048
JD.com, Inc. (ADR)*	3,750	123,862
Qihoo 360 Technology Co., Ltd. (ADR)*	810	50,228
Sinopharm Group Co., Ltd., Class H	19,600	75,343
Weichai Power Co., Ltd., Class H	44,000	66,066

		479,885

Denmark (0.2%)
FLSmidth & Co. A/S	1,348	60,309

France (7.3%)
Airbus Group SE	4,870	345,512
BNP Paribas S.A.	4,380	285,301
Cie de Saint-Gobain	3,350	158,810
Cie Generale des Etablissements Michelin	1,440	141,068
Kering	1,010	194,781
LVMH Moet Hennessy Louis Vuitton SE	1,560	292,455
Sanofi S.A.	2,690	289,432
Societe Generale S.A.	2,880	141,701
Technip S.A.	4,220	240,166
Total S.A.	3,100	153,461

		2,242,687

Germany (6.8%)
Allianz SE (Registered)	1,465	239,892
Bayer AG (Registered)	2,748	405,316
Bayerische Motoren Werke (BMW) AG (Preference)(q)	3,200	250,436
Deutsche Bank AG (Registered)	5,180	182,160
Deutsche Lufthansa AG (Registered)*	6,440	87,348
HeidelbergCement AG	1,040	79,325
Linde AG	782	147,805
Merck KGaA	1,110	112,909
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	490	90,031
SAP SE	4,631	331,912
Siemens AG (Registered)	1,620	173,362

		2,100,496

Hong Kong (1.4%)
Cheung Kong Property Holdings Ltd.*	7,000	58,331
China Mobile Ltd.	6,500	85,104
CK Hutchison Holdings Ltd.	5,000	74,236
Haier Electronics Group Co., Ltd.	37,000	86,960
Swire Pacific Ltd., Class A	5,000	64,078
Swire Properties Ltd.	23,000	74,023

		442,732

India (0.7%)
ICICI Bank Ltd. (ADR)	22,420	225,769

Ireland (1.2%)
CRH plc	7,990	236,180
Shire plc	1,340	118,860

		355,040

Israel (0.9%)
Teva Pharmaceutical Industries Ltd. (ADR)	3,898	269,040

Italy (1.9%)
Banca Monte dei Paschi di Siena S.p.A.*	23,636	46,880
Brunello Cucinelli S.p.A.	2,410	45,419
Eni S.p.A.	5,618	98,473
Intesa Sanpaolo S.p.A.	25,145	96,709
Prysmian S.p.A.	2,716	62,312
Tod’s S.p.A	863	87,197
UniCredit S.p.A.	21,348	141,493

		578,483

Japan (8.7%)
Dai-ichi Life Insurance Co., Ltd.	11,200	227,913
FANUC Corp.	600	100,117
KDDI Corp.	7,900	200,823
Keyence Corp.	400	201,719
Konica Minolta, Inc.	9,900	123,575
Kyocera Corp.	3,300	170,279
Murata Manufacturing Co., Ltd.	2,100	311,776
Nidec Corp.	3,000	268,810
Nintendo Co., Ltd.	200	35,196
Nissan Motor Co., Ltd.	24,200	234,023
Nomura Holdings, Inc.	11,800	83,919
SoftBank Group Corp.	1,900	105,490
Sumitomo Mitsui Financial Group, Inc.	4,000	178,932
Suntory Beverage & Food Ltd.	3,800	160,665
Suzuki Motor Corp.	500	17,431
Toshiba Corp.	17,000	52,124
Toyota Motor Corp.	2,800	186,456

		2,659,248

Mexico (0.3%)
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	990	89,734

Netherlands (2.5%)
Akzo Nobel N.V.	2,070	148,247
ING Groep N.V. (CVA)	14,640	249,054
NN Group N.V.(b)	2,340	72,201
QIAGEN N.V.*	3,350	93,910
Royal Dutch Shell plc, Class B	3,960	115,056
SBM Offshore N.V.*	7,690	93,788

		772,256

Norway (0.4%)
Statoil ASA	3,070	51,940
Telenor ASA	3,510	77,003

		128,943

Russia (0.2%)
MMC Norilsk Nickel PJSC (ADR)	4,061	62,255

Singapore (0.7%)
DBS Group Holdings Ltd.	6,200	91,202
Singapore Telecommunications Ltd.	40,500	120,746

		211,948

South Korea (1.2%)
KB Financial Group, Inc. (ADR)	2,090	65,814
POSCO (ADR)	1,327	55,097
Samsung Electronics Co., Ltd. (GDR)	460	233,220

		354,131

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GLOBAL EQUITY MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Spain (2.3%)
Banco Bilbao Vizcaya Argentaria S.A.	17,209	$174,143
Inditex S.A.	7,921	271,199
Repsol S.A.	4,892	82,201
Telefonica S.A.	11,692	179,000

		706,543

Sweden (2.1%)
Assa Abloy AB, Class B	11,629	236,038
Getinge AB, Class B	4,750	116,565
Telefonaktiebolaget LM Ericsson, Class B	26,109	279,347

		631,950

Switzerland (5.3%)
ACE Ltd.	1,080	117,472
Credit Suisse Group AG (Registered)*	13,889	409,354
Nestle S.A. (Registered)	1,966	148,930
Novartis AG (Registered)	1,140	118,448
Roche Holding AG	1,415	408,700
Swiss Reinsurance AG	1,270	114,343
UBS Group AG (Registered)*	14,186	326,646

		1,643,893

Taiwan (0.2%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,591	57,287

Thailand (0.3%)
Bangkok Bank PCL (NVDR)	17,300	81,481

United Kingdom (8.9%)
Aviva plc	19,360	157,214
BAE Systems plc	11,720	87,889
Barclays plc	45,820	206,758
BG Group plc	5,850	99,807
BP plc	24,400	150,683
Circassia Pharmaceuticals plc*	24,240	113,847
Earthport plc*	36,170	24,289
GlaxoSmithKline plc	8,940	194,898
HSBC Holdings plc	16,400	147,450
International Game Technology plc*	4,300	85,140
Kingfisher plc	27,500	154,904
Lloyds Banking Group plc	90,570	117,677
Noble Corp. plc	8,460	101,097
Prudential plc	11,140	262,257
Sky plc	7,810	139,040
Standard Chartered plc	6,070	92,915
Tesco plc	46,470	156,533
Unilever plc	5,990	271,929
Vodafone Group plc	45,880	173,282

		2,737,609

United States (39.8%)
3M Co.	1,330	201,282
ACADIA Pharmaceuticals, Inc.*	2,590	126,418
Adobe Systems, Inc.*	3,370	276,306
Aetna, Inc.	2,950	333,261
Allergan plc*	1,090	360,954
Altera Corp.	5,590	277,599
American Express Co.	950	72,257
American International Group, Inc.	1,570	100,668
Amgen, Inc.	1,460	257,821
Anthem, Inc.	1,940	299,284
Applied Materials, Inc.	6,500	112,840
Baker Hughes, Inc.	2,730	158,750
Best Buy Co., Inc.	2,230	72,007
Biogen, Inc.*	490	156,202
BioMarin Pharmaceutical, Inc.*	1,110	162,360
Bluebird Bio, Inc.*	470	77,940
Capital One Financial Corp.	1,950	158,535
Celldex Therapeutics, Inc.*	5,760	135,648
Chesapeake Energy Corp.	4,170	36,112
Chevron Corp.	930	82,286
Cisco Systems, Inc.	4,660	132,437
Citigroup, Inc.	9,030	527,894
Clovis Oncology, Inc.*	950	80,209
Colgate-Palmolive Co.	4,300	292,486
Comcast Corp., Class A	3,740	233,152
CVS Health Corp.	2,130	239,561
eBay, Inc.*	5,600	157,472
Eli Lilly & Co.	1,040	87,890
Emerson Electric Co.	2,000	103,500
Facebook, Inc., Class A*	2,520	236,905
FedEx Corp.	430	73,711
FNF Group	3,150	123,133
Foot Locker, Inc.	1,660	117,113
General Motors Co.	2,480	78,145
Gilead Sciences, Inc.	4,450	524,477
Goldman Sachs Group, Inc.	1,180	241,983
Google, Inc., Class A*	610	401,075
Google, Inc., Class C*	420	262,756
Halliburton Co.	3,930	164,235
Hewlett-Packard Co.	2,190	66,839
Humana, Inc.	40	7,284
Intuit, Inc.	2,730	288,752
JPMorgan Chase & Co.	3,220	220,667
Knowles Corp.*	5,260	100,203
LyondellBasell Industries N.V., Class A	810	76,002
MacroGenics, Inc.*	810	30,456
Macy’s, Inc.	1,330	91,850
Maxim Integrated Products, Inc.	7,500	255,300
McDonald’s Corp.	780	77,891
McGraw Hill Financial, Inc.	3,860	392,755
Medivation, Inc.*	580	61,091
Merck & Co., Inc.	1,950	114,972
Microsoft Corp.	6,410	299,347
Morgan Stanley	1,920	74,573
News Corp., Class A*	5,130	75,565
Oracle Corp.	1,850	73,889
PayPal Holdings, Inc.*	5,600	216,720
Pfizer, Inc.	6,290	226,817
St. Jude Medical, Inc.	1,430	105,563
Stanley Black & Decker, Inc.	900	94,941
SunTrust Banks, Inc./Georgia	2,920	129,473
Theravance, Inc.	3,320	50,862
Tiffany & Co.	2,160	206,712
Twenty-First Century Fox, Inc., Class A	3,470	119,680
United Parcel Service, Inc., Class B	2,900	296,844
Vertex Pharmaceuticals, Inc.*	1,110	149,850
Walgreens Boots Alliance, Inc.	2,530	244,474
Walt Disney Co.	3,180	381,600
Zimmer Biomet Holdings, Inc.	1,500	156,105

		12,223,741

Total Investments (96.3%) (Cost $28,829,073)		29,575,229
Other Assets Less Liabilities (3.7%)		1,151,504

Net Assets (100%)		$30,726,733

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GLOBAL EQUITY MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

*	Non-income producing.

(b)	Illiquid Security.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets	Market Value	% of Net Assets
Consumer Discretionary	$3,764,086	12.3%
Consumer Staples	1,633,394	5.3
Energy	1,726,644	5.6
Financials	7,108,494	23.1
Health Care	5,833,266	19.0
Industrials	2,785,718	9.1
Information Technology	4,977,268	16.2
Materials	804,911	2.6
Telecommunication Services	941,448	3.1
Cash and Other	1,151,504	3.7

		100.0%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GLOBAL EQUITY MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$1,662,717	$2,101,369	$—	$3,764,086
Consumer Staples	895,337	738,057	—	1,633,394
Energy	641,069	1,085,575	—	1,726,644
Financials	2,617,098	4,491,396	—	7,108,494
Health Care	3,785,038	2,048,228	—	5,833,266
Industrials	925,737	1,859,981	—	2,785,718
Information Technology	3,265,955	1,711,313	—	4,977,268
Materials	193,354	611,557	—	804,911
Telecommunication Services	—	941,448	—	941,448

Total Assets	$13,986,305	$15,588,924	$—	$29,575,229

Total Liabilities	$—	$—	$—	$—

Total	$13,986,305	$15,588,924	$—	$29,575,229

There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2015

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,273,245
Aggregate gross unrealized depreciation	(527,089)

Net unrealized appreciation	$746,156

Federal income tax cost of investments	$28,829,073

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (94.6%)
Consumer Discretionary (14.6%)
Auto Components (0.5%)
ZF North America Capital, Inc.
4.500%, 4/29/22§	$150,000	$147,750

Distributors (0.6%)
American Tire Distributors, Inc.
10.250%, 3/1/22§	161,000	167,843

Diversified Consumer Services (0.3%)
ServiceMaster Co. LLC
7.450%, 8/15/27	100,000	100,250

Hotels, Restaurants & Leisure (3.4%)
Eldorado Resorts, Inc.
7.000%, 8/1/23(b)§	58,000	58,290
LTF Merger Sub, Inc.
8.500%, 6/15/23§	107,000	103,255
MGM Resorts International
11.375%, 3/1/18	235,000	277,300
Pinnacle Entertainment, Inc.
6.375%, 8/1/21	55,000	59,059
Royal Caribbean Cruises Ltd.
5.250%, 11/15/22	90,000	93,375
7.500%, 10/15/27	80,000	92,900
Viking Cruises Ltd.
8.500%, 10/15/22§	225,000	250,042
6.250%, 5/15/25§	66,000	65,175

		999,396

Household Durables (0.7%)
Mattamy Group Corp.
6.500%, 11/15/20§	95,000	91,675
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.625%, 3/1/24§	115,000	111,837

		203,512

Internet & Catalog Retail (1.3%)
SITEL LLC/Sitel Finance Corp.
11.500%, 4/1/18	365,000	370,475

Media (6.5%)
Acosta, Inc.
7.750%, 10/1/22§	120,000	118,200
Altice S.A.
7.750%, 5/15/22§	200,000	201,000
Cablevision Systems Corp.
7.750%, 4/15/18	80,000	86,800
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21§	125,000	115,938
CSC Holdings LLC
5.250%, 6/1/24	104,000	96,335
DISH DBS Corp.
5.875%, 11/15/24	120,000	116,100
Gray Television, Inc.
7.500%, 10/1/20	85,000	89,888
Igloo Holdings Corp.
9.000%, 12/15/17 PIK§	300,000	304,125
Interactive Data Corp.
5.875%, 4/15/19§	90,000	91,350
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.750%, 4/1/21	95,000	105,213
MHGE Parent LLC/MHGE Parent Finance, Inc.
9.250%, 8/1/19§	281,000	285,215
Nexstar Broadcasting, Inc.
6.875%, 11/15/20	95,000	100,462
6.125%, 2/15/22§	42,000	42,735
Sirius XM Radio, Inc.
5.375%, 4/15/25§	115,000	114,712

		1,868,073

Multiline Retail (0.8%)
99 Cents Only Stores LLC
11.000%, 12/15/19	150,000	123,000
Dollar Tree, Inc.
5.750%, 3/1/23§	96,000	101,280

		224,280

Specialty Retail (0.5%)
Hot Topic, Inc.
9.250%, 6/15/21§	108,000	110,430
Party City Holdings, Inc.
8.875%, 8/1/20	42,000	45,045

		155,475

Total Consumer Discretionary		4,237,054

Consumer Staples (4.8%)
Beverages (0.9%)
Constellation Brands, Inc.
4.750%, 11/15/24	90,000	91,800
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.500%, 8/15/19§	162,000	166,455

		258,255

Food & Staples Retailing (2.5%)
BI-LO LLC/BI-LO Finance Corp.
9.375%, 9/15/18 PIK§	171,000	153,473
Petco Holdings, Inc.
8.500%, 10/15/17 PIK§	240,000	246,450
Rite Aid Corp.
9.250%, 3/15/20	100,000	108,250
6.125%, 4/1/23§	100,000	103,880
U.S. Foods, Inc.
8.500%, 6/30/19	115,000	120,025

		732,078

Food Products (1.1%)
JBS USA LLC/JBS USA Finance, Inc.
8.250%, 2/1/20§	140,000	148,400
5.750%, 6/15/25§	154,000	152,268

		300,668

Household Products (0.3%)
Sun Products Corp.
7.750%, 3/15/21§	98,000	88,690

Total Consumer Staples		1,379,691

Energy (13.5%)
Oil, Gas & Consumable Fuels (13.5%)
American Energy - Woodford LLC/AEW Finance Corp.
12.000%, 12/30/20 PIK§	63,000	39,060
Antero Resources Corp.
5.625%, 6/1/23§	132,000	126,390
Artsonig Pty Ltd.
12.000%, 4/1/19 PIK(b)§	127,200	31,800
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, 11/15/22§	136,000	138,720
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.625%, 1/15/22	105,000	105,788
7.750%, 4/15/23§	107,000	108,605
Carrizo Oil & Gas, Inc.
6.250%, 4/15/23	85,000	81,795
Chaparral Energy, Inc.
9.875%, 10/1/20	115,000	77,913
Concho Resources, Inc.
7.000%, 1/15/21	120,000	125,100

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.125%, 3/1/22	$115,000	$114,425
6.250%, 4/1/23§	109,000	108,455
Diamondback Energy, Inc.
7.625%, 10/1/21	53,000	56,047
Eclipse Resources Corp.
8.875%, 7/15/23§	110,000	103,400
Endeavor Energy Resources LP/EER Finance, Inc.
8.125%, 9/15/23§	34,000	33,809
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, 5/1/20	21,000	21,630
6.375%, 6/15/23§	155,000	145,700
Genesis Energy LP/Genesis Energy Finance Corp.
5.750%, 2/15/21	180,000	175,500
6.750%, 8/1/22	40,000	39,650
6.000%, 5/15/23	69,000	65,895
5.625%, 6/15/24	125,000	116,250
Halcon Resources Corp.
9.750%, 7/15/20	145,000	78,300
Linn Energy LLC/Linn Energy Finance Corp.
7.750%, 2/1/21	100,000	58,500
Magnum Hunter Resources Corp.
9.750%, 5/15/20	110,000	84,150
Oasis Petroleum, Inc.
6.875%, 3/15/22	115,000	105,800
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, 5/15/23§	109,000	108,728
Penn Virginia Corp.
8.500%, 5/1/20	210,000	99,225
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
8.375%, 6/1/20	93,000	100,789
Rice Energy, Inc.
7.250%, 5/1/23§	65,000	63,212
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%, 7/15/22	120,000	115,800
5.625%, 11/15/23§	94,000	90,005
Sanchez Energy Corp.
7.750%, 6/15/21	90,000	81,225
SM Energy Co.
5.625%, 6/1/25	19,000	17,860
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.500%, 7/1/21	95,000	99,037
5.500%, 8/15/22	120,000	114,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, 2/1/21	155,000	161,975
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.250%, 10/15/22§	90,000	94,050
Ultra Petroleum Corp.
5.750%, 12/15/18§	64,000	56,960
6.125%, 10/1/24§	150,000	115,500
Western Refining Logistics LP/WNRL Finance Corp.
7.500%, 2/15/23	171,000	175,703
Whiting Canadian Holding Co. ULC
8.125%, 12/1/19	170,000	175,746
Whiting Petroleum Corp.
5.750%, 3/15/21	90,000	87,750

Total Energy		3,900,247

Financials (11.0%)
Banks (0.3%)
Creditcorp.
12.000%, 7/15/18§	113,000	93,225

Consumer Finance (2.0%)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.500%, 5/15/21§	170,000	173,612
4.625%, 7/1/22	150,000	152,625
Ally Financial, Inc.
4.625%, 5/19/22	92,000	92,810
Speedy Cash Intermediate Holdings Corp.
10.750%, 5/15/18§	26,000	23,595
TMX Finance LLC/TitleMax Finance Corp.
8.500%, 9/15/18§	163,000	130,400

		573,042

Diversified Financial Services (5.5%)
ACE Cash Express, Inc.
11.000%, 2/1/19§	375,000	182,812
Alphabet Holding Co., Inc.
7.750%, 11/1/17 PIK	175,000	175,438
DFC Finance Corp.
10.500%, 6/15/20§	242,000	170,320
James Hardie International Finance Ltd.
5.875%, 2/15/23§	200,000	205,000
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, 4/15/22§	129,000	127,549
Opal Acquisition, Inc.
8.875%, 12/15/21§	155,000	153,062
Prospect Holding Co. LLC/Prospect Holding Finance Co.
10.250%, 10/1/18§	155,000	99,200
Speedy Group Holdings Corp.
12.000%, 11/15/17§	230,000	205,850
Stearns Holdings, Inc.
9.375%, 8/15/20§	261,000	259,695

		1,578,926

Insurance (1.8%)
American Equity Investment Life Holding Co.
6.625%, 7/15/21	140,000	147,700
Hub Holdings LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19 PIK§	143,000	143,000
HUB International Ltd.
7.875%, 10/1/21§	231,000	235,920

		526,620

Real Estate Investment Trusts (REITs) (0.4%)
Equinix, Inc.
5.750%, 1/1/25	120,000	121,200

Real Estate Management & Development (1.0%)
Crescent Resources LLC/Crescent Ventures, Inc.
10.250%, 8/15/17§	70,000	73,500
Greystar Real Estate Partners LLC
8.250%, 12/1/22§	100,000	106,000
Howard Hughes Corp.
6.875%, 10/1/21§	94,000	99,574

		279,074

Total Financials		3,172,087

Health Care (7.3%)
Health Care Equipment & Supplies (0.7%)
Immucor, Inc.
11.125%, 8/15/19	185,000	194,481

Health Care Providers & Services (1.6%)
Capella Healthcare, Inc.
9.250%, 7/1/17	130,000	133,900
CHS/Community Health Systems, Inc.
6.875%, 2/1/22	85,000	90,950

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
HCA, Inc.
7.690%, 6/15/25	$41,000	$46,433
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19	10,000	10,413
Omnicare, Inc.
5.000%, 12/1/24	90,000	95,287
Tenet Healthcare Corp.
8.125%, 4/1/22	80,000	89,752

		466,735

Life Sciences Tools & Services (0.2%)
Sterigenics-Nordion Holdings LLC
6.500%, 5/15/23§	42,000	43,050

Pharmaceuticals (4.8%)
Capsugel S.A.
7.000%, 5/15/19 PIK§	295,000	299,425
Concordia Healthcare Corp.
7.000%, 4/15/23§	101,000	103,404
DBx Holdings B.V.
7.500%, 2/1/22§	56,000	58,940
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.
6.000%, 7/15/23§	200,000	207,760
JLL/Delta Dutch Pledgeco B.V.
9.500%, 5/1/20 PIK§	146,000	149,559
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/20	170,000	180,412
Valeant Pharmaceuticals International, Inc.
7.500%, 7/15/21§	140,000	151,900
6.125%, 4/15/25§	234,000	245,115

		1,396,515

Total Health Care		2,100,781

Industrials (15.7%)
Aerospace & Defense (1.8%)
Bombardier, Inc.
6.125%, 1/15/23§	80,000	64,800
7.500%, 3/15/25§	157,000	129,918
DynCorp International, Inc.
10.375%, 7/1/17	315,000	236,644
TransDigm, Inc.
6.500%, 7/15/24	85,000	85,212

		516,574

Air Freight & Logistics (0.5%)
DH Services Luxembourg Sarl
7.750%, 12/15/20§	153,000	158,355

Building Products (0.9%)
Masonite International Corp.
5.625%, 3/15/23§	65,000	66,462
Nortek, Inc.
8.500%, 4/15/21	180,000	192,600

		259,062

Commercial Services & Supplies (2.1%)
Covanta Holding Corp.
5.875%, 3/1/24	80,000	78,200
Jaguar Holding Co. I
9.375%, 10/15/17 PIK§	295,000	300,900
Multi-Color Corp.
6.125%, 12/1/22§	69,000	70,337
Mustang Merger Corp.
8.500%, 8/15/21§	150,000	156,375

		605,812

Construction & Engineering (1.3%)
Michael Baker Holdings LLC/Micahel Baker Finance Corp.
8.875%, 4/15/19 PIK§	90,000	81,000
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.250%, 10/15/18§	180,000	173,700
Tutor Perini Corp.
7.625%, 11/1/18	125,000	128,750

		383,450

Electrical Equipment (1.5%)
Global Brass & Copper, Inc.
9.500%, 6/1/19	195,000	212,550
International Wire Group Holdings, Inc.
8.500%, 10/15/17§	215,000	223,063

		435,613

Machinery (2.2%)
BlueLine Rental Finance Corp.
7.000%, 2/1/19§	29,000	28,927
Case New Holland Industrial, Inc.
7.875%, 12/1/17	80,000	88,200
Park-Ohio Industries, Inc.
8.125%, 4/1/21	110,000	117,012
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.875%, 8/1/20§	185,000	197,487
Vander Intermediate Holding II Corp.
10.500%, 2/1/19 PIK§	75,000	67,313
Waterjet Holdings, Inc.
7.625%, 2/1/20§	145,000	148,988

		647,927

Road & Rail (1.5%)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp.
10.750%, 2/15/18 PIK§	113,000	113,000
OPE KAG Finance Sub, Inc.
7.875%, 7/31/23(b)§	132,000	133,980
Watco Cos. LLC/Watco Finance Corp.
6.375%, 4/1/23§	190,000	191,900

		438,880

Trading Companies & Distributors (3.0%)
HD Supply, Inc.
7.500%, 7/15/20	100,000	107,000
11.500%, 7/15/20	165,000	191,400
Interline Brands, Inc.
10.000%, 11/15/18 PIK	156,000	164,190
International Lease Finance Corp.
8.625%, 1/15/22	170,000	209,525
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.
6.875%, 2/15/19§	155,000	144,925
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.
8.625%, 6/1/21§	40,000	39,000

		856,040

Transportation Infrastructure (0.9%)
Aguila 3 S.A.
7.875%, 1/31/18§	245,000	251,738

Total Industrials		4,553,451

Information Technology (9.2%)
Communications Equipment (0.9%)
Aegis Merger Sub, Inc.
10.250%, 2/15/23§	116,000	118,900
CommScope Technologies Finance LLC
6.000%, 6/15/25§	133,000	131,337

		250,237

Electronic Equipment, Instruments & Components (0.9%)
Brightstar Corp.
7.250%, 8/1/18§	100,000	105,500
CPI International, Inc.
8.750%, 2/15/18	165,000	168,300

		273,800

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Internet Software & Services (0.2%)
j2 Global, Inc.
8.000%, 8/1/20	$70,000	$75,600

IT Services (1.0%)
Alliance Data Systems Corp.
5.375%, 8/1/22§	146,000	144,814
SRA International, Inc.
11.000%, 10/1/19	128,000	134,080

		278,894

Semiconductors & Semiconductor Equipment (0.5%)
Advanced Micro Devices, Inc.
6.750%, 3/1/19	190,000	138,225

Software (5.4%)
Audatex North America, Inc.
6.000%, 6/15/21§	145,000	148,262
6.125%, 11/1/23(b)§	177,000	173,248
BCP Singapore VI Cayman Financing Co., Ltd.
8.000%, 4/15/21§	155,000	152,675
BMC Software Finance, Inc.
8.125%, 7/15/21§	115,000	85,675
BMC Software, Inc.
7.250%, 6/1/18	35,000	30,537
Boxer Parent Co., Inc.
9.750%, 10/15/19 PIK§	325,000	201,500
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125%, 5/1/21 PIK§	74,000	72,705
Infor U.S., Inc.
6.500%, 5/15/22§	125,000	127,813
Italics Merger Sub, Inc.
7.125%, 7/15/23§	118,000	116,230
Sophia Holding Finance LP/Sophia Holding Finance, Inc.
9.625%, 12/1/18 PIK§	205,000	207,050
Sophia LP/Sophia Finance, Inc.
9.750%, 1/15/19§	230,000	245,525

		1,561,220

Technology Hardware, Storage & Peripherals (0.3%)
NCR Corp.
6.375%, 12/15/23	85,000	89,573

Total Information Technology		2,667,549

Materials (7.9%)
Chemicals (2.1%)
Eco Services Operations LLC/Eco Finance Corp.
8.500%, 11/1/22§	117,000	116,415
Nexeo Solutions LLC/Nexeo Solutions Finance Corp.
8.375%, 3/1/18	156,000	143,520
Rayonier AM Products, Inc.
5.500%, 6/1/24§	252,000	214,200
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp.
6.500%, 4/15/21§	145,000	141,375

		615,510

Commercial Services & Supplies (0.5%)
Nufarm Australia Ltd.
6.375%, 10/15/19§	140,000	142,100

Construction Materials (0.7%)
Summit Materials LLC/Summit Materials Finance Corp.
10.500%, 1/31/20	108,000	117,450
6.125%, 7/15/23§	94,000	93,060

		210,510

Containers & Packaging (1.5%)
BWAY Holding Co.
9.125%, 8/15/21§	260,000	266,500
Coveris Holding Corp.
10.000%, 6/1/18§	150,000	156,750

		423,250

Metals & Mining (3.1%)
ArcelorMittal S.A.
7.000%, 2/25/22	140,000	143,500
7.750%, 10/15/39	170,000	163,846
Barminco Finance Pty Ltd.
9.000%, 6/1/18§	155,000	136,400
HudBay Minerals, Inc.
9.500%, 10/1/20	145,000	142,825
Prince Mineral Holding Corp.
11.500%, 12/15/19§	190,000	171,950
WireCo WorldGroup, Inc.
9.500%, 5/15/17	160,000	147,600

		906,121

Total Materials		2,297,491

Telecommunication Services (8.5%)
Diversified Telecommunication Services (4.3%)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.875%, 5/1/27§	235,000	232,956
Intelsat Jackson Holdings S.A.
7.250%, 10/15/20	160,000	158,896
Intelsat Luxembourg S.A.
8.125%, 6/1/23	304,000	239,400
Level 3 Financing, Inc.
5.625%, 2/1/23§	116,000	117,087
Sprint Capital Corp.
8.750%, 3/15/32	256,000	245,760
Telesat Canada/Telesat LLC
6.000%, 5/15/17§	200,000	203,375
Windstream Services LLC
6.375%, 8/1/23	46,000	35,880

		1,233,354

Wireless Telecommunication Services (4.2%)
Altice Financing S.A.
6.625%, 2/15/23§	200,000	206,000
Digicel Group Ltd.
8.250%, 9/30/20§	215,000	211,238
Digicel Ltd.
6.750%, 3/1/23§	200,000	192,500
Sprint Corp.
7.125%, 6/15/24	315,000	288,225
Syniverse Holdings, Inc.
9.125%, 1/15/19	40,000	35,100
T-Mobile USA, Inc.
6.500%, 1/15/24	165,000	174,223
6.375%, 3/1/25	105,000	110,387

		1,217,673

Total Telecommunication Services		2,451,027

Utilities (2.1%)
Independent Power and Renewable Electricity Producers (2.1%)
AES Corp.
8.000%, 10/15/17	100,000	111,500
5.500%, 4/15/25	100,000	95,250
Dynegy, Inc.
7.625%, 11/1/24§	160,000	165,200
Talen Energy Supply LLC
4.600%, 12/15/21	160,000	142,400

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
6.500%, 6/1/25§	$94,000	$92,120

Total Utilities		606,470

Total Corporate Bonds		27,365,848

Total Long-Term Debt Securities (94.6%) (Cost $28,637,948)		27,365,848

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (2.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	660,936	660,936

Total Short-Term Investments (2.3%) (Cost $660,936)		660,936

Total Investments (96.9%) (Cost $29,298,884)		28,026,784
Other Assets Less Liabilities (3.1%)		894,978

Net Assets (100%)		$28,921,762

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2015, the market value of these securities amounted to $16,278,957 or 56.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security. At July 31, 2015, the market value of these securities amounted to $397,318 or 1.4% of net assets.

Glossary:

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$4,237,054	$—	$4,237,054
Consumer Staples	—	1,379,691	—	1,379,691
Energy	—	3,900,247	—	3,900,247
Financials	—	3,172,087	—	3,172,087
Health Care	—	2,100,781	—	2,100,781
Industrials	—	4,553,451	—	4,553,451
Information Technology	—	2,667,549	—	2,667,549
Materials	—	2,297,491	—	2,297,491
Telecommunication Services	—	2,451,027	—	2,451,027
Utilities	—	606,470	—	606,470
Short-Term Investments	660,936	—	—	660,936

Total Assets	$660,936	$27,365,848	$—	$28,026,784

Total Liabilities	$—	$—	$—	$—

Total	$660,936	$27,365,848	$—	$28,026,784

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2015.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$214,959
Aggregate gross unrealized depreciation	(1,487,059)

Net unrealized depreciation	$(1,272,100)

Federal income tax cost of investments	$29,298,884

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

July 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (99.0%)
IQ Merger Arbitrage ETF*	31,280	$889,290
iShares® Commodities Select Strategy ETF	7,360	256,128
iShares® MSCI Global Agriculture Producers ETF	5,550	144,355
iShares® TIPS Bond ETF	8,020	903,453
PowerShares DB Base Metals Fund*	9,450	127,292
PowerShares DB Commodity Index Tracking Fund*	26,060	409,924
PowerShares DB G10 Currency Harvest Fund*	38,920	903,333
PowerShares DB Gold Fund*	18,780	675,518
PowerShares DB Silver Fund*	1,800	42,462
PowerShares Multi-Strategy Alternative Portfolio*‡	39,070	891,577
ProShares Hedge Replication ETF*	21,080	910,024
ProShares RAFI Long/Short	22,260	870,366
SPDR® Barclays Convertible Securities ETF	19,100	902,284
Vanguard Global ex-U.S. Real Estate ETF	8,270	455,677
Vanguard REIT ETF	5,880	464,520
WisdomTree Managed Futures Strategy Fund*	21,360	879,178

Total Investments (99.0%) (Cost $9,902,795)		9,725,381
Other Assets Less Liabilities (1.0%)		96,887

Net Assets (100%)		$9,822,268

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

Investments in companies which were affiliates during the period ended July 31, 2015, were as follows:

Securities	Value July 6, 2015	Purchases at Cost	Sales at Cost	Value July 31, 2015	Dividend Income	Realized Gain (Loss)†
PowerShares Multi-Strategy Alternative Portfolio	$—	$905,322	$—	$891,577	$—	$—

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Funds.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$9,725,381	$—	$—	$9,725,381

Total Assets	$9,725,381	$—	$—	$9,725,381

Total Liabilities	$—	$—	$—	$—

Total	$9,725,381	$—	$—	$9,725,381

There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2015.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,810
Aggregate gross unrealized depreciation	(205,224)

Net unrealized depreciation	$(177,414)

Federal income tax cost of investments	$9,902,795

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.6%)
Auto Components (0.8%)
BorgWarner, Inc.	200	$9,942
Bridgestone Corp.	600	22,647
Continental AG	70	15,649
Delphi Automotive plc	200	15,616
Denso Corp.	100	4,962
Magna International, Inc.	200	10,867

		79,683

Automobiles (1.3%)
Bayerische Motoren Werke (BMW) AG	200	20,054
Daimler AG (Registered)	200	17,877
Ford Motor Co.	1,300	19,279
Fuji Heavy Industries Ltd.	400	14,798
General Motors Co.	700	22,057
Isuzu Motors Ltd.	1,000	13,862
Suzuki Motor Corp.	200	6,972
Toyota Motor Corp.	300	19,978
Yamaha Motor Co., Ltd.	200	4,548

		139,425

Distributors (0.2%)
Genuine Parts Co.	200	17,790

Hotels, Restaurants & Leisure (2.2%)
Compass Group plc	2,000	32,014
Las Vegas Sands Corp.	300	16,812
McDonald’s Corp.	800	79,888
Sodexo S.A.	100	9,320
Starbucks Corp.	800	46,344
Tatts Group Ltd.	2,200	6,400
Whitbread plc	200	16,210
Yum! Brands, Inc.	300	26,328

		233,316

Internet & Catalog Retail (0.0%)
Rakuten, Inc.	100	1,610

Leisure Products (0.1%)
Shimano, Inc.	100	13,886

Media (1.8%)
Comcast Corp., Class A	200	12,482
DISH Network Corp., Class A*	200	12,922
Omnicom Group, Inc.	200	14,616
ProSiebenSat.1 Media AG (Registered)	200	10,225
Publicis Groupe S.A.	200	15,142
SES S.A. (FDR)	400	12,373
Shaw Communications, Inc., Class B	400	8,487
Singapore Press Holdings Ltd.	2,000	6,094
Sky plc	600	10,682
Thomson Reuters Corp.	500	20,243
Walt Disney Co.	400	48,000
WPP plc	800	18,365

		189,631

Multiline Retail (0.6%)
Dollar General Corp.	200	16,074
Dollar Tree, Inc.*	200	15,606
Macy’s, Inc.	100	6,906
Next plc	160	19,964

		58,550

Specialty Retail (2.9%)
Bed Bath & Beyond, Inc.*	200	13,046
Hennes & Mauritz AB, Class B	500	19,892
Home Depot, Inc.	600	70,218
Inditex S.A.	1,000	34,238
L Brands, Inc.	200	16,144
Lowe’s Cos., Inc.	300	20,808
Nitori Holdings Co., Ltd.	100	8,980
O’Reilly Automotive, Inc.*	100	24,031
Ross Stores, Inc.	400	21,264
TJX Cos., Inc.	800	55,856
Tractor Supply Co.	100	9,252
USS Co., Ltd.	400	7,033

		300,762

Textiles, Apparel & Luxury Goods (1.7%)
Burberry Group plc	400	10,051
Cie Financiere Richemont S.A. (Registered)	200	17,262
Hanesbrands, Inc.	300	9,309
Hermes International	2	778
Hugo Boss AG	100	12,059
Luxottica Group S.p.A.	300	21,762
LVMH Moet Hennessy Louis Vuitton SE	160	29,995
NIKE, Inc., Class B	400	46,088
Swatch Group AG	30	12,918
VF Corp.	300	23,127

		183,349

Total Consumer Discretionary		1,218,002

Consumer Staples (18.5%)
Beverages (4.3%)
Anheuser-Busch InBev N.V.	400	47,598
Asahi Group Holdings Ltd.	600	20,125
Brown-Forman Corp., Class B	200	21,682
Coca-Cola Co.	2,100	86,268
Diageo plc	2,100	58,686
Dr. Pepper Snapple Group, Inc.	300	24,066
Heineken N.V.	200	15,758
Molson Coors Brewing Co., Class B	200	14,228
Monster Beverage Corp.*	100	15,355
PepsiCo, Inc.	900	86,715
Pernod-Ricard S.A.	200	23,953
SABMiller plc	600	31,525

		445,959

Food & Staples Retailing (3.2%)
Aeon Co., Ltd.	300	4,591
Alimentation Couche-Tard, Inc., Class B	300	13,389
Costco Wholesale Corp.	500	72,650
CVS Health Corp.	300	33,741
Koninklijke Ahold N.V.	600	11,943
Kroger Co.	800	31,392
Lawson, Inc.	100	7,447
Seven & i Holdings Co., Ltd.	700	32,330
Sysco Corp.	900	32,679
Wal-Mart Stores, Inc.	900	64,782
Wesfarmers Ltd.	400	12,412
Woolworths Ltd.	600	12,543

		329,899

Food Products (3.6%)
Associated British Foods plc	200	10,070
ConAgra Foods, Inc.	300	13,218
General Mills, Inc.	900	52,389
Hershey Co.	200	18,578
Hormel Foods Corp.	200	11,842
J.M. Smucker Co.	100	11,169
Kerry Group plc, Class A	300	22,783
McCormick & Co., Inc. (Non-Voting)	200	16,402
Mead Johnson Nutrition Co.	200	17,678
Mondelez International, Inc., Class A	1,700	76,721

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Nestle S.A. (Registered)	1,000	$75,753
Unilever N.V. (CVA)	1,200	53,783

		380,386

Household Products (3.3%)
Church & Dwight Co., Inc.	200	17,266
Clorox Co.	200	22,388
Colgate-Palmolive Co.	900	61,218
Henkel AG & Co. KGaA (Preference)(q)	300	35,583
Kimberly-Clark Corp.	500	57,485
Procter & Gamble Co.	1,200	92,040
Reckitt Benckiser Group plc	600	57,615
Unicharm Corp.	300	7,215

		350,810

Personal Products (1.5%)
Beiersdorf AG	100	8,547
Estee Lauder Cos., Inc., Class A	200	17,822
Kao Corp.	600	30,456
L’Oreal S.A.	270	50,513
Unilever plc	1,200	54,477

		161,815

Tobacco (2.6%)
Altria Group, Inc.	1,500	81,570
British American Tobacco plc	900	53,423
Imperial Tobacco Group plc	400	21,020
Japan Tobacco, Inc.	600	23,303
Philip Morris International, Inc.	700	59,871
Reynolds American, Inc.	400	34,316

		273,503

Total Consumer Staples		1,942,372

Energy (2.9%)
Oil, Gas & Consumable Fuels (2.9%)
Chevron Corp.	300	26,544
Columbia Pipeline Group, Inc.	500	14,590
Exxon Mobil Corp.	1,200	95,052
Phillips 66	100	7,950
Royal Dutch Shell plc, Class A	2,424	69,695
Spectra Energy Corp.	900	27,234
Total S.A.	600	29,702
TransCanada Corp.	900	34,979
Woodside Petroleum Ltd.	100	2,606

Total Energy		308,352

Financials (15.7%)
Banks (6.5%)
Australia & New Zealand Banking Group Ltd.	600	14,332
Bank of Montreal	800	44,641
Bank of Nova Scotia	1,200	58,897
Bank of Yokohama Ltd.	2,000	12,720
Canadian Imperial Bank of Commerce	500	35,730
Commonwealth Bank of Australia	400	25,601
DBS Group Holdings Ltd.	1,000	14,710
Fukuoka Financial Group, Inc.	1,000	5,148
Hang Seng Bank Ltd.	900	18,447
HSBC Holdings plc	4,000	36,212
M&T Bank Corp.	100	13,115
Mitsubishi UFJ Financial Group, Inc.	2,800	20,333
Mizuho Financial Group, Inc.	5,100	11,024
National Bank of Canada	500	17,487
Oversea-Chinese Banking Corp., Ltd.	2,000	15,002
PNC Financial Services Group, Inc.	200	19,636
Resona Holdings, Inc.	1,300	7,156
Royal Bank of Canada	1,000	58,309
Shizuoka Bank Ltd.	1,000	11,312
Sumitomo Mitsui Financial Group, Inc.	400	17,893
Svenska Handelsbanken AB, Class A	1,200	18,362
Swedbank AB, Class A	800	18,751
Toronto-Dominion Bank	1,600	64,558
U.S. Bancorp/Minnesota	1,400	63,294
United Overseas Bank Ltd.	1,000	16,183
Wells Fargo & Co.	700	40,509

		679,362

Capital Markets (0.5%)
Franklin Resources, Inc.	300	13,665
Northern Trust Corp.	100	7,649
T. Rowe Price Group, Inc.	200	15,426
UBS Group AG (Registered)*	800	18,421

		55,161

Consumer Finance (0.7%)
American Express Co.	600	45,636
Discover Financial Services	400	22,324

		67,960

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	600	85,644
Deutsche Boerse AG	200	18,150
McGraw Hill Financial, Inc.	200	20,350
Moody’s Corp.	100	11,043
Singapore Exchange Ltd.	1,000	5,809

		140,996

Insurance (4.5%)
Aflac, Inc.	100	6,405
AIA Group Ltd.	3,400	22,148
Allianz SE (Registered)	160	26,200
Allstate Corp.	400	27,580
Aon plc	200	20,154
Arch Capital Group Ltd.*	200	14,272
Chubb Corp.	400	49,732
Cincinnati Financial Corp.	200	11,042
Hannover Rueck SE	100	10,607
Insurance Australia Group Ltd.	2,200	9,472
Intact Financial Corp.	200	13,794
Marsh & McLennan Cos., Inc.	800	46,352
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	140	25,723
Progressive Corp.	800	24,400
Prudential plc	900	21,188
Sampo Oyj, Class A	600	29,653
SCOR SE	400	15,340
Suncorp Group Ltd.	300	3,129
Swiss Reinsurance AG	200	18,007
T&D Holdings, Inc.	400	6,098
Tokio Marine Holdings, Inc.	300	12,502
Travelers Cos., Inc.	400	42,448
Zurich Insurance Group AG*	50	15,228

		471,474

Real Estate Investment Trusts (REITs) (1.5%)
British Land Co. plc (REIT)	700	9,194
Dexus Property Group (REIT)	1,200	6,824
Equity Residential (REIT)	200	14,962
Goodman Group (REIT)	900	4,303
GPT Group (REIT)	2,100	7,076
Klepierre S.A. (REIT)	300	13,655
Mirvac Group (REIT)	4,800	6,631
Public Storage (REIT)	100	20,518
Scentre Group (REIT)	3,000	8,684
Simon Property Group, Inc. (REIT)	300	56,166
Unibail-Rodamco SE (REIT)	50	13,305

		161,318

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.7%)
Brookfield Asset Management, Inc., Class A	800	$27,930
Cheung Kong Property Holdings Ltd.*	684	5,700
Daito Trust Construction Co., Ltd.	100	10,566
Daiwa House Industry Co., Ltd.	1,000	24,912
Lend Lease Group	300	3,418

		72,526

Total Financials		1,648,797

Health Care (15.5%)
Biotechnology (2.5%)
Actelion Ltd. (Registered)*	100	14,788
Alexion Pharmaceuticals, Inc.*	100	19,744
Amgen, Inc.	400	70,636
Baxalta, Inc.*	600	19,698
Biogen, Inc.*	100	31,878
Celgene Corp.*	300	39,375
CSL Ltd.	200	14,467
Gilead Sciences, Inc.	400	47,144

		257,730

Health Care Equipment & Supplies (2.3%)
Baxter International, Inc.	600	24,048
Becton, Dickinson and Co.	300	45,645
C.R. Bard, Inc.	100	19,665
Coloplast A/S, Class B	200	14,423
Edwards Lifesciences Corp.*	100	15,216
Hoya Corp.	400	16,938
Medtronic plc	700	54,873
St. Jude Medical, Inc.	200	14,764
Stryker Corp.	200	20,454
Sysmex Corp.	100	6,479
Zimmer Biomet Holdings, Inc.	100	10,407

		242,912

Health Care Providers & Services (2.6%)
Aetna, Inc.	200	22,594
Cardinal Health, Inc.	400	33,992
Cigna Corp.	100	14,406
Fresenius SE & Co. KGaA	600	41,402
HCA Holdings, Inc.*	200	18,602
Henry Schein, Inc.*	100	14,798
Laboratory Corp. of America Holdings*	100	12,729
McKesson Corp.	200	44,114
Ramsay Health Care Ltd.	100	4,888
Sonic Healthcare Ltd.	300	4,533
UnitedHealth Group, Inc.	500	60,700

		272,758

Life Sciences Tools & Services (0.1%)
Waters Corp.*	100	13,349

Pharmaceuticals (8.0%)
AbbVie, Inc.	600	42,006
Astellas Pharma, Inc.	100	1,506
AstraZeneca plc	300	20,239
Bayer AG (Registered)	360	53,098
Bristol-Myers Squibb Co.	600	39,384
Daiichi Sankyo Co., Ltd.	700	14,341
Eli Lilly & Co.	1,000	84,510
GlaxoSmithKline plc	2,400	52,322
Johnson & Johnson	1,000	100,210
Merck & Co., Inc.	1,300	76,648
Novartis AG (Registered)	600	62,341
Novo Nordisk A/S, Class B	800	46,906
Otsuka Holdings Co., Ltd.	400	14,372
Pfizer, Inc.	2,900	104,574
Roche Holding AG	200	57,767
Sanofi S.A.	200	21,519
Shire plc	300	26,610
Zoetis, Inc.	300	14,694

		833,047

Total Health Care		1,619,796

Industrials (13.0%)
Aerospace & Defense (3.4%)
Airbus Group SE	400	28,379
BAE Systems plc	2,000	14,998
Boeing Co.	400	57,668
General Dynamics Corp.	100	14,911
Honeywell International, Inc.	400	42,020
Lockheed Martin Corp.	300	62,130
Northrop Grumman Corp.	200	34,602
Raytheon Co.	300	32,727
Rockwell Collins, Inc.	100	8,462
Safran S.A.	200	15,125
Singapore Technologies Engineering Ltd.	2,000	4,782
United Technologies Corp.	400	40,124

		355,928

Air Freight & Logistics (0.8%)
Deutsche Post AG (Registered)	800	24,179
United Parcel Service, Inc., Class B	600	61,416
Yamato Holdings Co., Ltd.	100	2,218

		87,813

Building Products (0.5%)
Assa Abloy AB, Class B	1,200	24,357
Daikin Industries Ltd.	200	12,942
Geberit AG (Registered)	50	17,308

		54,607

Commercial Services & Supplies (0.9%)
Brambles Ltd.	1,000	7,953
Cintas Corp.	100	8,550
Republic Services, Inc.	300	12,759
Secom Co., Ltd.	300	20,231
Stericycle, Inc.*	100	14,097
Waste Management, Inc.	600	30,678

		94,268

Electrical Equipment (0.9%)
AMETEK, Inc.	200	10,610
Emerson Electric Co.	500	25,875
Legrand S.A.	300	18,467
Mitsubishi Electric Corp.	1,000	10,760
Rockwell Automation, Inc.	100	11,678
Schneider Electric SE	200	13,967

		91,357

Industrial Conglomerates (1.2%)
3M Co.	300	45,402
CK Hutchison Holdings Ltd.	684	10,156
Danaher Corp.	200	18,312
Roper Technologies, Inc.	100	16,727
Siemens AG (Registered)	300	32,104

		122,701

Machinery (1.3%)
Atlas Copco AB, Class A	700	19,134
Cummins, Inc.	100	12,953
Deere & Co.	200	18,914
FANUC Corp.	100	16,686
Illinois Tool Works, Inc.	100	8,947
Kone Oyj, Class B	300	12,573
Kubota Corp.	1,000	17,134
Makita Corp.	100	5,527
SMC Corp.	100	25,384

		137,252

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (0.6%)
Capita plc	500	$10,182
Equifax, Inc.	200	20,426
Experian plc	400	7,502
SGS S.A. (Registered)	7	13,366
Verisk Analytics, Inc., Class A*	200	15,622

		67,098

Road & Rail (2.6%)
Aurizon Holdings Ltd.	3,000	11,622
Canadian National Railway Co.	900	56,147
Canadian Pacific Railway Ltd.	100	16,098
Central Japan Railway Co.	100	17,525
ComfortDelGro Corp., Ltd.	3,000	6,582
East Japan Railway Co.	300	29,653
Hankyu Hanshin Holdings, Inc.	1,000	6,326
Keio Corp.	1,000	8,335
MTR Corp., Ltd.	2,500	11,142
Nagoya Railroad Co., Ltd.	1,000	3,760
Odakyu Electric Railway Co., Ltd.	1,000	10,013
Union Pacific Corp.	700	68,313
West Japan Railway Co.	300	21,565

		267,081

Trading Companies & Distributors (0.8%)
Brenntag AG	200	11,121
Bunzl plc	600	17,184
ITOCHU Corp.	1,800	22,091
Marubeni Corp.	1,000	5,568
Toyota Tsusho Corp.	200	5,075
W.W. Grainger, Inc.	100	22,871

		83,910

Total Industrials		1,362,015

Information Technology (8.5%)
Communications Equipment (0.8%)
Cisco Systems, Inc.	1,500	42,630
QUALCOMM, Inc.	600	38,634

		81,264

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	300	16,923
Omron Corp.	200	7,851

		24,774

Internet Software & Services (0.0%)
Yahoo! Japan Corp.	1,300	5,696

IT Services (4.0%)
Accenture plc, Class A	400	41,244
Amadeus IT Holding S.A., Class A	400	17,445
Automatic Data Processing, Inc.	600	47,862
Cognizant Technology Solutions Corp., Class A*	400	25,240
Fidelity National Information Services, Inc.	200	13,086
Fiserv, Inc.*	300	26,058
International Business Machines Corp.	500	80,995
MasterCard, Inc., Class A	600	58,440
Paychex, Inc.	500	23,200
Visa, Inc., Class A	1,100	82,874

		416,444

Semiconductors & Semiconductor Equipment (0.9%)
ARM Holdings plc	1,200	18,871
Avago Technologies Ltd.	200	25,028
Linear Technology Corp.	200	8,200
Texas Instruments, Inc.	600	29,988
Xilinx, Inc.	200	8,350

		90,437

Software (1.9%)
Dassault Systemes S.A.	200	15,105
Intuit, Inc.	300	31,731
Microsoft Corp.	1,300	60,710
Oracle Corp.	1,000	39,940
SAP SE	600	43,003
Synopsys, Inc.*	200	10,168

		200,657

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.	500	60,650
Canon, Inc.	200	6,410
Western Digital Corp.	100	8,606

		75,666

Total Information Technology		894,938

Materials (4.5%)
Chemicals (4.2%)
Air Liquide S.A.	300	39,059
Air Products and Chemicals, Inc.	100	14,251
Asahi Kasei Corp.	2,000	15,205
CF Industries Holdings, Inc.	200	11,840
Chermours Co.	100	1,092
E.I. du Pont de Nemours & Co.	500	27,880
Ecolab, Inc.	400	46,324
Givaudan S.A. (Registered)*	18	33,530
International Flavors & Fragrances, Inc.	100	11,559
Johnson Matthey plc	200	9,105
Linde AG	140	26,461
LyondellBasell Industries N.V., Class A	200	18,766
Monsanto Co.	200	20,378
Novozymes A/S, Class B	400	20,881
PPG Industries, Inc.	200	21,676
Praxair, Inc.	400	45,656
Sherwin-Williams Co.	100	27,776
Shin-Etsu Chemical Co., Ltd.	200	11,969
Symrise AG	200	13,295
Syngenta AG (Registered)	50	20,594

		437,297

Construction Materials (0.0%)
James Hardie Industries plc (CDI)	300	4,164

Containers & Packaging (0.3%)
Amcor Ltd.	1,500	15,800
Ball Corp.	200	13,568

		29,368

Total Materials		470,829

Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	1,878	65,256
BT Group plc	4,000	29,012
Deutsche Telekom AG (Registered)	700	12,646
Nippon Telegraph & Telephone Corp.	600	23,061
Singapore Telecommunications Ltd.	7,000	20,870
Swisscom AG (Registered)	30	17,448
Telenor ASA	900	19,744
TeliaSonera AB	3,000	18,240
Telstra Corp., Ltd.	4,300	20,399
Verizon Communications, Inc.	200	9,358

		236,034

Wireless Telecommunication Services (0.6%)
KDDI Corp.	600	15,252
NTT DOCOMO, Inc.	1,400	29,534
Rogers Communications, Inc., Class B	400	14,026

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
SoftBank Group Corp.	100	$5,552

		64,364

Total Telecommunication Services		300,398

Utilities (5.8%)
Electric Utilities (2.8%)
American Electric Power Co., Inc.	400	22,628
CLP Holdings Ltd.	2,000	16,988
Duke Energy Corp.	500	37,110
Eversource Energy	400	19,888
NextEra Energy, Inc.	500	52,600
PPL Corp.	900	28,629
Southern Co.	1,200	53,676
SSE plc	1,200	28,391
Terna Rete Elettrica Nazionale S.p.A.	3,000	13,990
Xcel Energy, Inc.	600	20,802

		294,702

Gas Utilities (0.5%)
Hong Kong & China Gas Co., Ltd.	4,400	8,979
Osaka Gas Co., Ltd.	3,000	12,004
Snam S.p.A.	3,000	14,760
Tokyo Gas Co., Ltd.	3,000	16,209

		51,952

Multi-Utilities (2.2%)
AGL Energy Ltd.	600	7,316
CMS Energy Corp.	300	10,278
Consolidated Edison, Inc.	300	19,077
Dominion Resources, Inc.	800	57,360
DTE Energy Co.	200	16,092
National Grid plc	3,000	39,967
NiSource, Inc.	500	8,730
Public Service Enterprise Group, Inc.	300	12,501
Sempra Energy	400	40,712
WEC Energy Group, Inc.	300	14,700

		226,733

Water Utilities (0.3%)
American Water Works Co., Inc.	200	10,382
Severn Trent plc	300	10,325
United Utilities Group plc	600	8,358

		29,065

Total Utilities		602,452

Total Common Stocks (98.9%) (Cost $10,046,792)		10,367,951

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	33,689	33,689

Total Short-Term Investments (0.3%) (Cost $33,689)		33,689

Total Investments (99.2%) (Cost $10,080,481)		10,401,640
Other Assets Less Liabilities (0.8%)		81,372

Net Assets (100%)		$10,483,012

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

Country Diversification

As a Percentage of Total Net Assets

Australia	2.0%
Belgium	0.4
Bermuda	0.1
Canada	4.5
Denmark	0.8
Finland	0.4
France	3.4
Germany	4.4
Hong Kong	0.9
Ireland	1.5
Italy	0.5
Japan	7.9
Luxembourg	0.1
Netherlands	0.9
Norway	0.2
Singapore	1.1
Spain	0.5
Sweden	1.1
Switzerland	3.8
United Kingdom	7.7
United States	57.0
Cash and Other	0.8

100.0%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$729,402	$488,600	$—	$1,218,002
Consumer Staples	1,158,920	783,452	—	1,942,372
Energy	206,349	102,003	—	308,352
Financials	1,013,668	635,129	—	1,648,797
Health Care	1,130,857	488,939	—	1,619,796
Industrials	789,039	572,976	—	1,362,015
Information Technology	780,557	114,381	—	894,938
Materials	260,766	210,063	—	470,829
Telecommunication Services	88,640	211,758	—	300,398
Utilities	425,165	177,287	—	602,452
Short-Term Investments	33,689	—	—	33,689

Total Assets	$6,617,052	$3,784,588	$—	$10,401,640

Total Liabilities	$—	$—	$—	$—

Total	$6,617,052	$3,784,588	$—	$10,401,640

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2015.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$692,709
Aggregate gross unrealized depreciation	(371,550)

Net unrealized appreciation	$321,159

Federal income tax cost of investments	$10,080,481

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS

July 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (15.8%)
Asset-Backed Securities (4.0%)
Babson CLO Ltd.,
Series 2014-IIA A
1.564%, 10/17/26(b)(l)§	$90,000	$89,547
Chase Funding Trust,
Series 2002-3 2A1
0.830%, 8/25/32	4,869	4,576
Citigroup Mortgage Loan Trust,
Series 2007-AMC1 A1
0.351%, 12/25/36(b)(l)§	251,799	162,917
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC3 A1
0.451%, 3/25/37(b)(l)§	208,529	158,925
Countrywide Asset-Backed Certificates,
Series 2006-26 1A
0.331%, 6/25/37(l)	216,399	166,086
Countrywide Asset-Backed Securities,
Series 02-3 1A1
0.930%, 5/25/32	8,974	7,971
Dryden 33 Senior Loan Fund,
Series 2014-33A A
1.769%, 7/15/26(b)(l)§	85,000	84,736
Dryden XXXI Senior Loan Fund,
Series 2014-31A A
1.524%, 4/18/26(b)(l)§	85,000	84,521
Education Loan Asset-Backed Trust I,
Series 2013-1 A1
0.991%, 6/25/26(b)(l)§	175,020	174,694
First Franklin Mortgage Loan Trust,
Series 2006-FF10 A4
0.341%, 7/25/36(l)	178,687	171,364
Flatiron CLO Ltd.,
Series 2014-1A A1
1.669%, 7/17/26(b)(l)§	85,000	84,637
Home Equity Asset Trust,
Series 2005-3 M5
1.226%, 8/25/35(l)	200,000	166,956
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH1 AV5
0.427%, 11/25/36(l)	175,000	172,650
Long Beach Mortgage Loan Trust,
Series 2005-3 1A
0.451%, 8/25/45(l)	228,665	176,223
MASTR Asset Backed Securities Trust,
Series 2006-HE1 A4
0.481%, 1/25/36(l)	185,000	173,906
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-NC2 A1
0.321%, 2/25/37(b)(l)§	224,189	179,562
Navient Student Loan Trust,
Series 2014-2 A
0.827%, 3/25/43(l)	165,484	161,951
SG Mortgage Securities Trust,
Series 2007-NC1 A2
0.431%, 12/25/36(b)(l)§	294,703	183,352
SLM Student Loan Trust,
Series 2006-9 A5
0.395%, 1/26/26(l)	150,000	146,417
Series 2008-2 B
1.495%, 1/25/29(l)	100,000	92,300
Series 2008-3 A3
1.295%, 10/25/21(l)	177,477	177,477

		2,820,768

Non-Agency CMO (11.8%)
Alternative Loan Trust,
Series 2005-76 1A1
1.650%, 1/25/36(l)	181,310	167,038
Series 2006-HY12 A5
3.581%, 8/25/36(l)	177,448	169,951
Banc of America Commercial Mortgage Trust,
Series 2007-2 A2
5.634%, 4/10/49(l)	165,528	165,515
Series 2007-2 AAB
5.732%, 4/10/49(l)	125,780	126,753
Bayview Commercial Asset Trust,
Series 2004-3 A1
0.561%, 1/25/35(b)(l)§	184,941	171,692
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW16 AAB
0.451%, 6/11/40(l)	75,373	75,955
Series 2007-PW17 A3
0.481%, 6/11/50	162,846	162,884
COMM Mortgage Trust,
Series 2010-C1 A1
3.156%, 7/10/46§	221,079	221,533
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-3 1A2
0.481%, 4/25/35(l)	195,639	171,739
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA7 A1
2.250%, 1/25/37(l)	205,902	167,144
GE Business Loan Trust,
Series 2005-1A A3
0.437%, 6/15/33(b)(l)§	169,863	164,622
Series 2007-1A A
0.357%, 4/16/35(b)(l)§	181,386	173,172
GE Capital Commercial Mortgage Corp.,
Series 2005-C4 A4
5.524%, 11/10/45(l)	112,490	112,894
Series 2006-C1 A1A
5.452%, 3/10/44(l)	203,727	206,397
GMAC Commercial Mortgage Securities, Inc.,
Series 2006-C1 A1A
5.233%, 11/10/45(l)	181,691	181,736
Series 2006-C1 A4
5.238%, 11/10/45(l)	126,495	126,817
GS Mortgage Securities Trust,
Series 2012-GC6 XA
2.079%, 1/10/45 IO(b)(l)§	454,989	44,020
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-LDP5 A4
5.239%, 12/15/44(l)	230,883	231,171
Series 2006-CB14 A4
5.481%, 12/12/44(l)	122,137	122,946
Series 2006-CB16 A4
5.552%, 5/12/45	240,397	246,352
Series 2006-LDP8 A4
5.399%, 5/15/45	190,030	194,411
Series 2010-CNTR A1
3.300%, 8/5/32(b)§	103,040	107,215
Series 2011-C3 A3
4.388%, 2/15/46(b)§	165,000	175,456
Series 2011-C4 A2
3.341%, 7/15/46(b)§	172,933	175,279
Series 2011-PLSD A2
3.364%, 11/13/28(b)§	175,000	179,409

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Lehman Brothers Small Balance Commercial,
Series 2005-2A 1A
0.441%, 9/25/30(b)(l)§		$181,698	$167,001
Lehman XS Trust,
Series 2005-5N 3A1A
0.491%, 11/25/35(l)		190,378	164,586
Merrill Lynch Mortgage Trust,
Series 2006-C1 A4
5.676%, 5/12/39(l)		260,000	263,932
Series 2007-C1 A3
5.835%, 6/12/50(l)		128,211	128,212
Morgan Stanley Capital I Trust,
Series 2005-T17 AJ
4.840%, 12/13/41(l)		29,358	29,347
Series 2011-C3 A2
3.224%, 7/15/49		349,505	355,609
Morgan Stanley Capital I, Inc.,
Series 2006-HQ8 A4
5.425%, 3/12/44(l)		179,576	180,491
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-12 3A1
2.438%, 6/25/35(l)		185,888	174,029
TIAA Seasoned Commercial Mortgage Trust,
Series 2007-C4 AJ
5.479%, 8/15/39(l)		93,364	93,790
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C11 A5
5.190%, 1/15/41(l)		221,730	221,573
Series 2005-C22 A4
5.284%, 12/15/44(l)		165,110	165,180
Series 2006-C23 A4
5.418%, 1/15/45(l)		207,584	209,232
Series 2006-C26 A3
6.011%, 6/15/45(l)		131,000	133,831
Series 2007-C30 A3
5.246%, 12/15/43		54,616	54,934
Series 2007-C30 A5
5.342%, 12/15/43		175,000	182,676
Series 2007-C30 APB
5.294%, 12/15/43		102,412	103,293
Series 2007-C32 APB
5.715%, 6/15/49(l)		168,004	170,585
Wachovia Mortgage Loan Trust,
Series 2006-AMN1 A3
0.427%, 8/25/36(l)		263,948	167,462
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR13 A1A1
0.481%, 10/25/45(l)		181,496	170,818
Series 2006-AR3 A1A
1.170%, 2/25/46(l)		187,358	172,787
Series 2007-HY3 1A1
2.080%, 3/25/37(l)		202,081	169,362
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR4 1A1
5.849%, 4/25/36(l)		179,385	170,665
WF-RBS Commercial Mortgage Trust,
Series 2011-C2 A2
3.791%, 2/15/44(b)§		163,386	164,104
Series 2011-C3 A2
3.240%, 3/15/44(b)§		152,088	153,975
Series 2011-C4 A2
3.454%, 6/15/44(b)§		208,019	210,781

			8,220,356

Total Asset-Backed and Mortgage-Backed Securities			11,041,124

Corporate Bonds (12.3%)
Consumer Discretionary (0.4%)
Hotels, Restaurants & Leisure (0.1%)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21		35,000	36,533

Media (0.3%)
Cablevision Systems Corp.
8.625%, 9/15/17		30,000	32,964
CCO Safari II LLC
6.484%, 10/23/45(b)§		90,000	93,312
Charter Communications/CCO Safari III LLC Term Loan
4.000%, 1/23/23		100,000	100,179

			226,455

Total Consumer Discretionary			262,988

Consumer Staples (0.1%)
Food & Staples Retailing (0.1%)
CVS Health Corp.
4.875%, 7/20/35		70,000	72,470

Total Consumer Staples			72,470

Energy (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
BP Capital Markets plc
3.506%, 3/17/25		70,000	69,146
Petrobras Global Finance B.V.
7.875%, 3/15/19		200,000	207,860
Regency Energy Partners LP/Regency Energy Finance Corp.
5.000%, 10/1/22		150,000	150,848
Sabine Pass LNG LP
7.500%, 11/30/16		100,000	104,250
Texas Eastern Transmission LP
2.800%, 10/15/22(b)§		100,000	93,720

Total Energy			625,824

Financials (8.2%)
Banks (4.2%)
ABN AMRO Bank N.V.
4.750%, 7/28/25(b)§		200,000	200,592
Bank of America Corp.
3.875%, 8/1/25		600,000	603,567
Barclays Bank plc
7.625%, 11/21/22		200,000	230,500
Capital One Bank USA N.A.
1.150%, 11/21/16		140,000	139,431
Citigroup, Inc.
5.300%, 1/7/16		100,000	101,903
1.300%, 11/15/16		175,000	174,998
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
8.375%, 7/29/49(b)(l)(m)		100,000	105,200
Credit Agricole S.A.
7.500%, 4/29/49(b)(m)	GBP	100,000	157,149
Credit Suisse Group Funding Guernsey Ltd.
3.750%, 3/26/25§		$250,000	243,386
ICICI Bank Ltd.
6.375%, 4/30/22(b)(l)(m)		100,000	103,401
JPMorgan Chase & Co.
3.900%, 7/15/25		375,000	381,469
KBC Bank N.V.
8.000%, 1/25/23(b)(l)(m)		200,000	220,000
Royal Bank of Scotland Group plc
2.550%, 9/18/15		175,000	175,297

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo & Co.
2.600%, 7/22/20	$100,000	$100,505

		2,937,398

Capital Markets (1.1%)
Goldman Sachs Group, Inc.
3.500%, 1/23/25	100,000	97,835
Morgan Stanley
5.625%, 9/23/19	200,000	224,252
3.875%, 4/29/24	100,000	101,376
UBS AG
5.875%, 7/15/16	135,000	140,417
7.250%, 2/22/22(b)(l)(m)	200,000	211,750

		775,630

Consumer Finance (0.5%)
Ford Motor Credit Co. LLC
8.000%, 12/15/16	150,000	162,647
3.157%, 8/4/20	200,000	200,245

		362,892

Diversified Financial Services (0.6%)
Bank of America N.A.
5.300%, 3/15/17	300,000	317,013
Fresenius Medical Care U.S. Finance II, Inc.
4.750%, 10/15/24§	50,000	49,875

		366,888

Real Estate Investment Trusts (REITs) (1.8%)
AvalonBay Communities, Inc.
5.750%, 9/15/16	150,000	157,389
DDR Corp.
9.625%, 3/15/16	100,000	104,854
HCP, Inc.
6.300%, 9/15/16	200,000	210,263
Health Care REIT, Inc.
3.625%, 3/15/16	175,000	177,412
Realty Income Corp.
5.500%, 11/15/15	140,000	141,608
Reckson Operating Partnership LP
6.000%, 3/31/16	150,000	154,550
Ventas Realty LP
4.125%, 1/15/26	125,000	125,247
WEA Finance LLC/Westfield UK & Europe Finance plc
2.700%, 9/17/19(b)§	200,000	200,009

		1,271,332

Total Financials		5,714,140

Health Care (0.6%)
Health Care Providers & Services (0.4%)
DaVita HealthCare Partners, Inc.
5.000%, 5/1/25	100,000	98,880
HCA, Inc.
4.750%, 5/1/23	70,000	72,100
UnitedHealth Group, Inc.
3.750%, 7/15/25	70,000	71,329

		242,309

Pharmaceuticals (0.2%)
Actavis Funding SCS
3.800%, 3/15/25	70,000	68,188
Valeant Pharmaceuticals International, Inc.
5.500%, 3/1/23§	100,000	102,000

		170,188

Total Health Care		412,497

Industrials (0.9%)
Airlines (0.7%)
American Airlines, Inc.
Series 2011-1 A
5.250%, 1/31/21	144,558	153,954
Delta Air Lines, Inc.
Series 2002-1 G1 G
6.718%, 1/2/23	185,194	212,047
United Airlines, Inc.
Series 2009-2A
9.750%, 1/15/17	78,874	85,726

		451,727

Trading Companies & Distributors (0.2%)
International Lease Finance Corp.
7.125%, 9/1/18(b)§	150,000	167,625

Total Industrials		619,352

Materials (0.1%)
Containers & Packaging (0.1%)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
5.750%, 10/15/20	70,000	72,450

Total Materials		72,450

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
4.350%, 6/15/45	75,000	65,149
Verizon Communications, Inc.
4.862%, 8/21/46	125,000	118,206

Total Telecommunication Services		183,355

Utilities (0.9%)
Electric Utilities (0.4%)
Florida Power & Light Co.
4.050%, 10/1/44	100,000	99,141
Jersey Central Power & Light Co.
5.625%, 5/1/16	100,000	102,874
Northern States Power Co.
4.125%, 5/15/44	100,000	101,083

		303,098

Gas Utilities (0.3%)
Perusahaan Gas Negara Persero Tbk PT
5.125%, 5/16/24(b)§	200,000	202,101

Multi-Utilities (0.2%)
Berkshire Hathaway Energy Co.
5.150%, 11/15/43	100,000	109,306

Total Utilities		614,505

Total Corporate Bonds		8,577,581

Government Securities (10.1%)
Agency CMO (2.9%)
Federal National Mortgage Association
2.800% 3/1/18	168,827	174,837
0.406% 6/25/18(l)	248,481	248,254
4.550% 10/1/19	78,339	86,368
0.486% 10/25/21(l)	72,131	72,441
FHLMC Multifamily Structured Pass Through Certificates
0.741% 7/25/20(l)	178,003	178,506
Government National Mortgage Association
3.500% 8/15/45 TBA	1,000,000	1,043,984
3.992% 9/16/43	184,785	189,059

		1,993,449

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

	Principal Amount		Value (Note 1)
Foreign Governments (2.8%)
Hellenic Republic Government Bond
3.375% 7/17/17(b)(m)		$200,000	$160,608
3.800% 8/8/17	JPY	5,000,000	28,563
4.750% 4/17/19(b)(m)	EUR	100,000	73,143
Republic of Croatia
6.625% 7/14/20(b)(m)		$100,000	109,500
Republic of Slovenia
5.850% 5/10/23(b)(m)		300,000	341,440
Republic of Turkey
7.000% 6/5/20		75,000	85,088
Spain Government Bond
5.150% 10/31/44(b)(m)	EUR	600,000	947,412
United Mexican States
3.500% 1/21/21		$200,000	205,195

			1,950,949

Municipal Bonds (0.4%)
City of New York, General Obligation Bonds Series D
5.985% 12/1/36		100,000	123,279
New York City Transitional Finance Authority
5.267% 5/1/27		115,000	131,679

			254,958

U.S. Treasury (4.0%)
U.S. Treasury Notes
0.125% 7/15/24 TIPS		2,900,000	2,822,422

Total Government Securities			7,021,778

Total Long-Term Debt Securities (38.2%) (Cost $26,540,725)			26,640,483

SHORT-TERM INVESTMENTS:
Government Securities (64.9%)
Federal Home Loan Bank
0.08%, 8/7/15(o)(p)		800,000	799,987
0.08%, 8/14/15(o)(p)		1,600,000	1,599,949
0.08%, 8/19/15(o)(p)		1,300,000	1,299,945
0.08%, 8/25/15(o)(p)		1,500,000	1,499,919
0.08%, 8/28/15(o)(p)		1,600,000	1,599,905
0.08%, 9/1/15(o)(p)		1,600,000	1,599,892
0.07%, 9/9/15(o)(p)		1,600,000	1,599,869
0.07%, 9/11/15(o)(p)		1,500,000	1,499,871
0.07%, 9/18/15(o)(p)		1,400,000	1,399,862
0.07%, 10/2/15(o)(p)		1,600,000	1,599,796
0.08%, 10/7/15(o)(p)		1,600,000	1,599,770
0.08%, 10/21/15(o)(p)		380,000	379,928
U.S. Treasury Bills
0.03%, 8/13/15(p)		32,000	32,000
0.03%, 8/20/15(p)		40,000	39,999
0.03%, 9/3/15(p)		1,600,000	1,599,952
0.12%, 1/14/16(p)		27,200,000	27,185,140

Total Government Securities			45,335,784

Total Short-Term Investments (64.9%) (Cost $45,336,973)			45,335,784

	Number of Contracts
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Credit Default Swap Index Option
September 2015 (Strike Price: $140)*		1,400,000	77
September 2015 (Strike Price: $1.50)*		2,000,000	66

			143

Interest Rate Swaptions Purchased (0.1%)
Call Interest Rate Swaptions Purchased Payable (0.0%)
Deutsche Bank AG
January 2016 @ 0.95%*		3,700,000	5,228
February 2016 @ 2.90%*		7,600,000	7,456

			12,684

Put Interest Rate Swaptions Purchased Receivable (0.1%)
JPMorgan Chase & Co.
December 2015 @ 0.95%*		13,900,000	19,051
November 2017 @ 3.75%*		1,500,000	54,277

			73,328

Mortgage Options Purchased (0.0%)
Federal National Mortgage Association
3.000%, 10/25/45 TBA*		1,000,000	12
3.500%, 10/25/45 TBA*		2,000,000	9
4.000%, 10/25/45 TBA*†		3,000,000	—

			21

Total Options Purchased (0.1%) (Cost $94,061)			86,176

Total Investments Before Options Written and Securities Sold Short (103.2%) (Cost $71,971,759)			72,062,443

OPTIONS WRITTEN:
Call Option Written (0.0%)
Foreign Currency Option October 2015 USD versus BRL (Strike Price: USD 3.68)*		(170,000)	(3,190)

Interest Rate Swaptions Written (-0.2%)
Call Interest Rate Swaptions Written Payable (0.0%)
JPMorgan Chase & Co.
December 2015 @ 2.30%*		(3,000,000)	(39,221)

Put Interest Rate Swaptions Written Receivable (-0.2%)
Deutsche Bank AG
February 2016 @ 2.50%*		(7,900,000)	(9,410)
JPMorgan Chase & Co.
November 2017 @ 3.53%*		(6,500,000)	(64,022)

			(73,432)

Put Option Written (0.0%)
Foreign Currency Option August 2015 EUR versus USD (Strike Price: EUR 1.07)*		(470,000)	(626)

Total Options Written (-0.2%) (Premiums Received $116,195)			(116,469)

Total Investments before Securities Sold Short (103.0%) (Cost $71,855,564)			71,945,974

	Principal Amount
SECURITIES SOLD SHORT:
Agency CMO (-9.0%)
Federal National Mortgage Association
3.000%, 8/25/45 TBA		$(1,000,000)	(1,006,016)
3.500%, 8/25/45 TBA		(2,000,000)	(2,075,312)

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 8/25/45 TBA	$(3,000,000)	$(3,191,250)

Total Securities Sold Short (-9.0%) (Proceeds Received $6,249,844)		(6,272,578)

Total Investments after Options Written and Securities Sold Short (94.0%) (Cost $65,605,720)		65,673,396
Other Assets Less Liabilities (6.0%)		4,187,677

Net Assets (100%)		$69,861,073

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2015, the market value of these securities amounted to $4,663,770 or 6.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of July 31, 2015.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At July 31, 2015, the market value of these securities amounted to $2,429,603 or 3.5% of net assets.

(o)	Discount Note Security. Effective rate calculated as of July 31, 2015.

(p)	Yield to maturity.

Glossary:

BRL — Brazilian Real

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

GBP — British Pound

IO — Interest Only

JPY — Japanese Yen

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

USD — U.S. Dollar

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

At July 31, 2015, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 7/31/2015	Unrealized Appreciation/ (Depreciation)
Purchases
10 Year U.S. Treasury Notes	10	September-15	$1,258,770	$1,274,375	$15,605
90 Day Eurodollar	34	December-15	8,453,076	8,455,375	2,299
Euro-BTP	13	September-15	1,918,419	1,951,700	33,281

					$51,185

Sales
10 Year Canada Bond	4	September-15	$432,372	$437,604	$(5,232)
10 Year U.S. Treasury Notes	2	September-15	254,232	254,875	(643)
90 Day Eurodollar	7	June-16	1,733,368	1,734,513	(1,145)
90 Day Eurodollar	7	September-16	1,729,605	1,730,925	(1,320)
90 Day Eurodollar	69	December-16	17,011,012	17,027,475	(16,463)
90 Day Eurodollar	7	March-17	1,722,691	1,724,537	(1,846)
Euro-Bund	2	September-15	335,463	339,140	(3,677)
Long Gilt Bond	1	September-15	182,118	183,181	(1,063)
U.S. Ultra Bond	2	September-15	309,348	319,062	(9,714)

					$(41,103)

					$10,082

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

At July 31, 2015, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount(000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 8/4/15	JPMorgan Chase Bank	141,700	$1,143,341	$1,146,255	$(2,914)
Mexican Peso vs. U.S. Dollar, expiring 9/30/15	Deutsche Bank AG	11,032	681,646	681,000	646

					$(2,268)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount(000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 8/4/15	JPMorgan Chase Bank	502	$371,687	$366,937	$4,750
Australian Dollar vs. U.S. Dollar, expiring 9/2/15	Deutsche Bank AG	502	365,259	366,283	(1,024)
British Pound vs. U.S. Dollar, expiring 8/4/15	Bank of America	5	7,757	7,808	(51)
British Pound vs. U.S. Dollar, expiring 9/2/15	Deutsche Bank AG	8	12,487	12,491	(4)
British Pound vs. U.S. Dollar, expiring 9/2/15	Deutsche Bank AG	102	159,459	159,254	205
Canadian Dollar vs. U.S. Dollar, expiring 8/4/15	Bank of America	92	70,857	70,344	513
Chinese Renminbi vs. U.S. Dollar, expiring 11/3/15	Credit Suisse	2,575	419,000	412,016	6,984
Chinese Renminbi vs. U.S. Dollar, expiring 11/3/15	Deutsche Bank AG	2,735	445,000	437,690	7,310
European Union Euro vs. U.S. Dollar, expiring 8/4/15	Bank of America	852	929,350	935,709	(6,359)
European Union Euro vs. U.S. Dollar, expiring 8/4/15	JPMorgan Chase Bank	1,142	1,256,255	1,254,201	2,054
European Union Euro vs. U.S. Dollar, expiring 8/4/15	JPMorgan Chase Bank	137	150,077	150,460	(383)
European Union Euro vs. U.S. Dollar, expiring 8/4/15	JPMorgan Chase Bank	88	97,387	96,646	741
European Union Euro vs. U.S. Dollar, expiring 9/2/15	Bank of America	26	28,768	28,565	203
European Union Euro vs. U.S. Dollar, expiring 9/2/15	JPMorgan Chase Bank	2,219	2,427,793	2,437,917	(10,124)
Japanese Yen vs. U.S. Dollar, expiring 8/4/15	JPMorgan Chase Bank	141,700	1,144,319	1,143,341	978
Japanese Yen vs. U.S. Dollar, expiring 9/2/15	JPMorgan Chase Bank	141,700	1,146,590	1,143,658	2,932
Japanese Yen vs. U.S. Dollar, expiring 9/2/15	JPMorgan Chase Bank	3,500	28,174	28,248	(74)
Korean Won vs. U.S. Dollar, expiring 10/20/15	Bank of America	405,315	349,000	345,626	3,374
Mexican Peso vs. U.S. Dollar, expiring 9/30/15	Deutsche Bank AG	5,702	352,000	352,334	(334)
Mexican Peso vs. U.S. Dollar, expiring 9/30/15	JPMorgan Chase Bank	532	32,790	32,871	(81)
Singapore Dollar vs. U.S. Dollar, expiring 10/9/15	Bank of America	240	175,000	174,342	658

					$12,268

					$10,000

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

Options Written:

Options written for the period ended July 31, 2015 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - November 1, 2015	—	$—
Options Written	18,040,000	116,195
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Options Exercised	—	—

Options Outstanding – July 31, 2015	18,040,000	$116,195

Credit Default Swap Index Contracts-Sell Protection

Swap Counterparty	Reference Obligation	Contract Annual Fixed Rate	Notional Amount	Upfront Premium Received (Paid)	Maturity Date	Credit Spread	Unrealized Depreciation
Morgan Stanley	CDX North America Investment Grade Index	1.000	$21,600,000	$354,280	6/20/20	0.703	$(30,559)
Morgan Stanley	CDX North America High Yield Index	5.000	4,104,000	291,236	6/20/20	3.525	(13,733)

				$645,516			$(44,292)

Inflation-Linked Swaps

	Rates Exchange
							Unrealized Appreciation/ (Depreciation)
Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Notional Amount		Termination Date	Upfront Premium Received (Paid)
Deutsche Bank AG	0.74%	HICPXT Index	EUR	2,200,000	1/26/20	$20,083	$(9,030)
Deutsche Bank AG	UK-RPI	3.55%	GBP	200,000	12/11/44	—	18,689

						$20,083	$9,659

Glossary:

HICPXT — Harmonised Index of Consumer Prices ex Tobacco

RPI — Retail Price Index

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

Interest Rate Swaps

Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Notional Amount		Termination Date	Upfront Premium Received (Paid)	Unrealized Appreciation/ (Depreciation)
	Rates Type
Bank of America	1 Day CDI zero coupon	12.230% zero coupon	BRL	8,832,543	1/4/21	$39,439	$(73,797)
Deutsche Bank AG	1 Day CDI zero coupon	12.600% zero coupon		2,423,314	1/4/21	215	1,650

						$39,654	$(72,147)

Centrally Cleared Interest Rate Swaps

Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Notional Amount		Termination Date	Upfront Premium Received (Paid)	Unrealized Appreciation/ (Depreciation)
	Rates Type
Goldman Sachs & Co.	2.250% semi-annually	3 month LIBOR quarterly		$600,000	12/16/22	$(391)	$(3,605)
Morgan Stanley	0.750% annually	6 month EURIBOR semi-annually	EUR	2,800,000	9/16/25	113,431	(33,612)
Morgan Stanley	2.000% semi-annually	6 month LIBOR semi-annually	GBP	400,000	3/18/22	(5,830)	(3,885)
UBS AG	3 month LIBOR quarterly	2.750% semi-annually		$500,000	12/16/45	(19,515)	16,260
UBS AG	2.000% semi-annually	3 month LIBOR quarterly		3,500,000	12/16/20	464	(23,482)
UBS AG	1.750% semi-annually	3 month LIBOR quarterly		13,600,000	12/14/17	(16,672)	(14,535)
UBS AG	2.500% semi-annually	3 month LIBOR quarterly		1,900,000	12/16/25	9,824	(26,578)
UBS AG	1.250% semi-annually	3 month LIBOR quarterly		25,000,000	12/16/16	(96,070)	(14,235)
UBS AG	3 month LIBOR quarterly	2.250% semi-annually		600,000	12/16/22	(640)	4,636
UBS AG	4 week TIIE monthly	5.680% monthly	MXN	30,000,000	11/9/21	43	(3,858)
UBS AG	3 month LIBOR quarterly	2.250% semi-annually		$1,300,000	12/16/22	(3,698)	12,356

						$(19,054)	$(90,538)

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$2,820,768	$—	$2,820,768
Non-Agency CMO	—	8,220,356	—	8,220,356
Centrally Cleared Interest Rate Swaps	—	33,252	—	33,252
Corporate Bonds
Consumer Discretionary	—	262,988	—	262,988
Consumer Staples	—	72,470	—	72,470
Energy	—	625,824	—	625,824
Financials	—	5,714,140	—	5,714,140
Health Care	—	412,497	—	412,497
Industrials	—	619,352	—	619,352
Materials	—	72,450	—	72,450
Telecommunication Services	—	183,355	—	183,355
Utilities	—	614,505	—	614,505
Forward Currency Contracts	—	31,348	—	31,348
Futures	51,185	—	—	51,185
Government Securities
Agency CMO	—	1,993,449	—	1,993,449
Foreign Governments	—	1,950,949	—	1,950,949
Municipal Bonds	—	254,958	—	254,958
U.S. Treasuries	—	2,822,422	—	2,822,422
Inflation-linked Swaps	—	18,689	—	18,689
Interest Rate Swaps	—	1,650	—	1,650
Options Purchased
Call Options Purchased	77	66	—	143
Interest Rate Swaptions Purchased	—	86,012	—	86,012
Mortgage Options Purchased	—	21	—	21
Short-Term Investments	—	45,335,784	—	45,335,784

Total Assets	$51,262	$72,147,305	$—	$72,198,567

Liabilities:
Centrally Cleared Interest Rate Swaps	$—	$(123,790)	$—	$(123,790)
Credit Default Swaps	—	(44,292)	—	(44,292)
Forward Currency Contracts	—	(21,348)	—	(21,348)
Futures	(41,103)	—	—	(41,103)
Government Securities
Agency CMO	—	(6,272,578)	—	(6,272,578)
Inflation-linked Swaps	—	(9,030)	—	(9,030)
Interest Rate Swaps	—	(73,797)	—	(73,797)
Options Written
Call Options Written	—	(3,190)	—	(3,190)
Interest Rate Swaptions Written	—	(112,653)	—	(112,653)
Put Options Written	—	(626)	—	(626)

Total Liabilities	$(41,103)	$(6,661,304)	$—	$(6,702,407)

Total	$10,159	$65,486,001	$—	$65,496,160

There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2015.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2015 (Unaudited)

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$154,214
Aggregate gross unrealized depreciation	(63,530)

Net unrealized appreciation	$90,684

Federal income tax cost of investments	$71,971,759

See Notes to Portfolio of Investments.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2015 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the 1290 Funds’ (the “Trust”) Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Funds. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of the Trust’s Funds’ classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Adviser”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of July 31, 2015 is included in the Portfolios of Investments. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Funds’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period. Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Fund. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price.

Transfers into and transfers out of Level 3, if material, are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Sub-Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2015 (Unaudited)

Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on Fund net assets values (“NAVs”).

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust’s calculation of NAV for each applicable Fund when the Adviser deems that the particular event or circumstance would materially affect such Fund’s NAV. The value and percentage, based on Total Investments, of the investments that applied these procedures on July 31, 2015, none of the Funds applied these procedures.

For more information on each Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to a Fund’s most recent semi-annual or annual report.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1290 FUNDS

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee,
President and Chief Executive Officer
September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
September 23, 2015

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
September 23, 2015